Schedule of Investments
(unaudited)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 4 Ltd., Series 2023-4A, Class B,
(3-mo. CME Term SOFR at 2.50% Floor +
2.50%), 7.82%, 04/20/36
(a) (b)
.......... USD 2,000 $ 2,014,743
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.64%, 04/15/34
(a) (b)
.......... 500 500,773
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.42%, 01/21/35
(a) (b)
.......... 1,000 998,534
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.05%, 10/21/36
(a) (b)
.......... 1,500 1,515,164
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 10/17/34 ................ 1,000 1,002,182
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.63%, 10/17/34 ................ 1,000 998,261
AIMCO CLO 10 Ltd., Series 2019-10A, Class
DR, (3-mo. CME Term SOFR at 2.90% Floor
+ 3.16%), 8.49%, 07/22/32
(a) (b)
......... 2,400 2,387,624
AIMCO CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.49%, 04/20/34
(a) (b)
.......... 865 865,544
AMSR Trust
(b)
Series 2020-SFR2, Class I, 5.25%, 07/17/37 600 573,922
Series 2020-SFR3, Class H, 6.50%,
09/17/37 ..................... 100 97,535
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class D, (3-mo. CME Term SOFR at
2.60% Floor + 2.86%), 8.19%, 01/28/31
(a) (b)
250 248,801
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (3-mo. CME Term SOFR at 5.76%
Floor + 5.76%), 11.09%, 04/13/31
(a) (b)
.... 1,000 992,258
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.23%, 04/24/31
(a) (b)
.......... 500 500,026
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 0.00%,
04/15/30
(a) (b)
..................... 500 121,850
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.97%, 07/15/36
(a) (c)
................ EUR 100 108,856
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.54%, 08/23/30
(a) (b)
................ USD 250 250,092
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.36%), 7.68%, 10/17/32
(a) (b)
..... 1,000 1,000,743
Ballyrock CLO Ltd., Series 2020-2A, Class A2R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.14%, 10/20/31
(a) (b)
.......... 1,600 1,605,521
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.76%,
10/15/34
(a) (b)
..................... 3,500 3,505,112
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class D, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
10/20/34
(a) (b)
..................... 2,000 1,991,326
Cairn CLO XVI DAC, Series 2023-16X, Class
D, (3-mo. EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(a) (c)
.......... EUR 100 107,494
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
07/15/31 ..................... USD 1,000 $ 999,877
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.74%, 07/15/34 ................ 500 497,671
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.09%,
01/15/34 ..................... 500 502,500
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR at 0.00% Floor +
3.15%), 8.48%, 07/16/31
(a) (b)
.......... 1,000 995,523
CarVal CLO II Ltd., Series 2019-1A, Class BR,
(3-mo. CME Term SOFR at 1.76% Floor +
1.76%), 7.09%, 04/20/32
(a) (b)
.......... 1,000 998,599
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 3.70% Floor +
3.96%), 9.29%, 04/20/29
(a) (b)
.......... 250 250,221
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a) (b)
........ 1,000 310,000
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 7.11%, 07/15/32
(a) (c)
......... EUR 100 105,377
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class DRR, (3-mo. CME Term SOFR at
3.70% Floor + 3.70%), 8.98%, 04/21/37
(a) (b)
USD 1,000 999,763
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class DR, (3-mo. CME Term SOFR at 3.36%
Floor + 3.36%), 8.69%, 10/20/34
(a) (b)
..... 1,000 997,736
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (3-mo. CME
Term SOFR at 2.80% Floor + 3.06%),
8.39%, 04/27/31 ................ 500 496,537
Series 2014-5A, Class DR2, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.98%, 10/17/31 ................ 500 493,513
Series 2015-3A, Class CR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 04/19/29 ................ 250 250,214
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.73%, 01/15/35 ................ 2,000 1,999,956
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.39%,
04/25/33 ..................... 3,500 3,500,033
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.44%,
07/15/33 ..................... 2,935 2,939,817
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.73%,
10/15/34 ..................... 1,750 1,751,230
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.77%, 04/20/37 ................ 500 500,000
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
8.77%, 04/20/37 ................ 500 500,000
Series 2020-1A, Class AR, (3-mo. CME
Term SOFR at 1.16% Floor + 1.42%),
6.75%, 04/15/34 ................ 1,250 1,251,265
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.59%, 04/15/34 ................ 900 907,795

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class E, (3-mo. CME Term
SOFR at 6.86% Floor + 6.86%), 12.19%,
04/22/34 ..................... USD 2,000 $ 2,001,721
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ..................... 4,700 4,729,974
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
07/20/34 ..................... 500 506,406
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.84%, 05/14/32
(a) (c)
................ EUR 150 160,144
CVC Cordatus Opportunity Loan Fund DAC,
Series 1X, Class D, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.91%, 08/15/33
(a) (c)
250 267,601
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (3-mo. CME Term SOFR at 6.60%
Floor + 6.86%), 12.19%, 04/15/34
(a) (b)
.... USD 350 310,224
Elmwood CLO I Ltd., Series 2019-1A, Class
DRR, (3-mo. CME Term SOFR at 3.75%
Floor + 3.75%), 9.06%, 04/20/37
(a) (b)
..... 2,000 2,001,288
Elmwood CLO IV Ltd., Series 2020-1A, Class
A, (3-mo. CME Term SOFR at 1.24% Floor +
1.50%), 6.83%, 04/15/33
(a) (b)
.......... 2,000 2,001,048
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.69%, 10/20/34
(a) (b)
......... 1,855 1,847,743
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.95%, 01/17/34
(a) (b)
......... 2,750 2,758,963
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 2.95% Floor + 3.21%), 8.54%,
10/20/34 ..................... 3,400 3,375,906
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.59%,
10/20/34 ..................... 1,250 1,257,975
Fidelity Grand Harbour CLO DAC
(a)(c)
Series 2021-1X, Class D, (3-mo. EURIBOR
at 3.60% Floor + 3.60%), 7.51%,
10/15/34 ..................... EUR 250 263,339
Series 2023-1X, Class D, (3-mo. EURIBOR
at 5.90% Floor + 5.90%), 9.80%,
08/15/36 ..................... 150 163,944
Flatiron CLO 19 Ltd., Series 2019-1A, Class
BR, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.81%), 7.14%, 11/16/34
(a) (b)
......... USD 2,400 2,404,596
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.22%, 10/19/39
(a) (b)
.......... 1,500 1,496,250
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
B, (3-mo. CME Term SOFR at 1.96% Floor +
1.96%), 7.29%, 11/22/31
(a) (b)
.......... 2,500 2,502,464
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.92%, 04/22/37
(a) (b)
.......... 1,000 1,000,673
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class C, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.54%,
07/20/32
(a) (b)
..................... 2,000 2,000,149
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class C, (3-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 8.62%,
04/25/36
(a) (b)
..................... 2,000 2,025,369
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 72 B Ltd., Series
2024-72A, Class D, (3-mo. CME Term
SOFR at 4.00% Floor + 4.00%), 9.30%,
04/25/37
(a) (b)
..................... USD 1,000 $ 1,003,266
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 8.09%, 04/15/31
(a) (b)
..... 650 643,700
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.59%, 01/27/31
(a) (b)
......... 500 499,762
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36%
Floor + 0.47%), 5.79%, 03/25/36
(a)
...... 54 15,775
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 750 730,059
Series 2022-1A, Class E, (3-mo. CME Term
SOFR at 6.30% Floor + 6.30%), 11.62%,
04/20/35 ..................... 500 484,756
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.53%, 01/17/38
(a) (b)
..... 238 238,044
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (3-mo. CME Term SOFR at
0.00% Floor + 2.16%), 7.49%, 04/19/30
(a) (b)
500 500,466
Madison Park Funding XLV Ltd., Series 2020-
45A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.64%, 07/15/34
(a) (b)
2,000 2,005,560
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.64%, 10/15/34
(a) (b)
2,480 2,484,798
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class C, (3-mo. CME Term SOFR at
0.26% Floor + 2.86%), 8.19%, 04/20/30
(a) (b)
500 499,406
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class DR, (3-mo. CME Term SOFR at
3.10% Floor + 3.10%), 8.43%, 10/15/32
(a) (b)
1,000 1,001,094
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
04/25/32
(a) (b)
..................... 3,000 3,006,509
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.99%, 04/20/32
(a) (b)
750 750,332
Madison Park Funding XXXVI Ltd., Series
2019-36A, Class D1R, (3-mo. CME Term
SOFR at 3.50% Floor + 3.50%), 8.83%,
04/15/35
(a) (b)
..................... 1,000 995,862
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 5.71%,
05/25/37
(a)
...................... 650 516,544
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR at 0.00% Floor + 3.26%), 8.59%,
10/21/30
(a) (b)
..................... 250 249,728
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (3-mo. CME Term
SOFR at 2.60% Floor + 2.86%), 8.19%,
01/15/30
(a) (b)
..................... 500 499,103
Neuberger Berman Loan Advisers CLO 34
Ltd., Series 2019-34A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor + 1.75%),
7.07%, 01/20/35
(a) (b)
................ 4,000 4,003,688

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 50 Ltd.,
Series 2022-50A, Class D, (3-mo. CME Term
SOFR at 4.90% Floor + 4.90%), 10.23%,
07/23/36
(a) (b)
..................... USD 1,500 $ 1,510,831
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2021-44A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.59%,
10/16/34
(a) (b)
..................... 2,000 2,010,707
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (3-mo. CME Term
SOFR at 0.26% Floor + 3.01%), 8.34%,
01/20/31
(a) (b)
..................... 500 483,593
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.43%,
07/17/30
(a) (b)
..................... 250 247,994
OHA Credit Funding 16 Ltd., Series 2023-16A,
Class D, (3-mo. CME Term SOFR at 4.00%
Floor + 4.00%), 9.32%, 10/20/36
(a) (b)
..... 2,000 2,013,971
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 07/02/35
(a) (b)
..... 4,000 4,018,920
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.76%, 04/18/33
(a) (b)
..... 500 501,379
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.48%, 02/20/34
(a) (b)
1,000 1,004,831
OHA Loan Funding Ltd., Series 2013-1A, Class
D1R3, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 0.00%, 04/23/37
(a) (b)
..... 1,700 1,700,000
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.43%, 10/17/31 ................ 800 800,786
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.43%, 05/21/34 ................ 500 500,537
Series 2015-2A, Class BR2, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.54%, 07/20/30 ................ 750 750,902
Series 2015-2A, Class CR2, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.34%, 07/20/30 ................ 1,300 1,303,886
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.57%, 11/14/34 ................ 500 501,142
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.96%, 11/15/36 ................ 1,000 1,011,461
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.54%,
01/15/35 ..................... 1,750 1,753,248
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 6.76%,
10/15/34 ..................... 3,000 3,000,794
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.54%,
10/15/34 ..................... 1,400 1,404,011
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.54%,
10/15/34 ..................... 3,000 2,997,833
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.31% Floor + 6.31%), 11.64%,
10/15/34 ..................... 3,000 3,019,974
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.37%,
04/20/35 ..................... USD 1,500 $ 1,502,593
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 1,000 999,965
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.85%, 02/15/35
(a) (c)
................ EUR 100 104,310
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 8.64%, 10/30/34
(a) (b)
.......... USD 1,500 1,476,954
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.59%, 01/15/35
(a) (b)
.......... 1,000 980,594
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.74%, 04/20/34
(a) (b)
..... 250 250,535
Regatta VIII Funding Ltd., Series 2017-1A,
Class D, (3-mo. CME Term SOFR at 3.20%
Floor + 3.46%), 8.78%, 10/17/30
(a) (b)
..... 2,000 2,012,116
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 7.69%, 07/15/31
(a) (b)
..... 500 500,740
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.44%,
10/25/31 ..................... 285 285,610
Series 2018-4A, Class C, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.89%,
10/25/31 ..................... 250 249,340
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (3-mo. CME Term SOFR at 3.90%
Floor + 4.16%), 9.49%, 01/15/33
(a) (b)
..... 2,000 2,028,158
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 8.64%, 01/20/35
(a) (b)
..... 1,000 999,684
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a) (c)
................ EUR 150 157,950
Rockford Tower CLO Ltd., Series 2018-2A,
Class C, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 7.79%, 10/20/31
(a) (b)
..... USD 300 300,473
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.79%, 07/15/34
(a) (b)
................ 1,500 1,501,545
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.20%), 7.53%, 04/25/37
(a) (b)
......... 2,000 2,005,445
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 7.59%, 04/30/32
(a) (b)
.......... 500 502,069
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 10/20/34
(a) (b)
..... 750 752,870
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-2A, Class DR, (3-mo. CME
Term SOFR at 4.50% Floor + 4.50%),
9.82%, 01/20/37 ................ 2,000 2,030,707
Series 2023-3A, Class CR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
7.92%, 04/20/37 ................ 1,000 1,000,000
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (3-mo. CME Term SOFR at 0.00%
Floor + 2.01%), 7.34%, 04/16/31
(a) (b)
..... 500 499,999

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.54%, 04/20/34
(a) (b)
.......... USD 500 $ 501,173
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (3-mo. CME Term SOFR at 2.75% Floor
+ 3.01%), 8.34%, 01/29/32
(a) (b)
......... 1,000 1,002,223
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 04/15/33
(a) (b)
.......... 500 500,608
TICP CLO XI Ltd., Series 2018-11A, Class DR,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 8.99%, 04/25/37
(a) (b)
.......... 300 299,953
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 8.49%, 04/20/31
(a) (b)
.......... 500 489,868
Whitebox CLO IV Ltd., Series 2023-4A, Class
D, (3-mo. CME Term SOFR at 5.15% Floor +
5.15%), 10.47%, 04/20/36
(a) (b)
......... 1,000 1,022,240
Total Asset-Backed Securities — 14 .0%
(Cost: $ 149,957,510 ) .............................. 150,332,739
Shares
Shares
Common Stocks
Aerospace & Defense — 0.5%
BAE Systems plc .................... 97,885 1,628,045
L3Harris Technologies, Inc. ............. 6,929 1,483,152
RTX Corp. ........................ 16,812 1,706,754
4,817,951
Air Freight & Logistics — 0.2%
United Parcel Service, Inc. , Class B ....... 14,430 2,128,136
Automobile Components — 0.0%
Aptiv plc
(d)
......................... 6,020 427,420
Lear Corp. ........................ 479 60,292
487,712
Automobiles — 0.1%
General Motors Co. .................. 22,029 980,951
Banks — 1.2%
Bank Rakyat Indonesia Persero Tbk. PT .... 2,728,900 826,048
Citigroup, Inc. ...................... 37,094 2,274,975
Citizens Financial Group, Inc. ........... 73,864 2,519,501
DBS Group Holdings Ltd. .............. 44,330 1,128,527
First Citizens BancShares, Inc. , Class A ..... 1,013 1,708,688
M&T Bank Corp. .................... 11,319 1,634,350
Sberbank of Russia PJSC
(d) (e)
............ 98,136 10
Wells Fargo & Co. ................... 45,830 2,718,636
12,810,735
Beverages — 0.3%
Diageo plc ........................ 60,837 2,102,507
Keurig Dr Pepper, Inc. ................ 10,710 360,927
Pernod Ricard SA ................... 2,510 379,618
2,843,052
Biotechnology — 0.3%
AbbVie, Inc. ....................... 17,533 2,851,567
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. , ADR ......... 8,290 620,507
Security
Shares
Shares Value
Building Products — 0.3%
Allegion plc ........................ 19,559 $ 2,377,592
Johnson Controls International plc ........ 10,100 657,207
3,034,799
Capital Markets — 0.6%
Charles Schwab Corp. (The) ............ 20,660 1,527,807
FactSet Research Systems, Inc. .......... 572 238,461
Intercontinental Exchange, Inc. .......... 14,879 1,915,820
Moody's Corp. ...................... 4,127 1,528,352
MSCI, Inc. ........................ 507 236,156
Raymond James Financial, Inc. .......... 4,998 609,756
6,056,352
Chemicals — 0.3%
Air Liquide SA ...................... 11,147 2,180,115
International Flavors & Fragrances, Inc. ..... 9,290 786,398
Sherwin-Williams Co. (The) ............. 890 266,653
3,233,166
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 438 288,353
Parkin Co. PJSC
(d)
................... 24,128 17,146
Republic Services, Inc. ................ 10,818 2,073,811
Waste Management, Inc. ............... 1,320 274,586
2,653,896
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 26,529 1,246,332
Construction & Engineering — 0.0%
Ferrovial SE ....................... 2,946 105,954
Consumer Finance — 0.0%
Capital One Financial Corp. ............. 2,074 297,474
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp. ............... 515 372,293
Dollar General Corp. ................. 7,780 1,082,898
Wal-Mart de Mexico SAB de CV .......... 481,019 1,792,862
Walmart, Inc. ....................... 5,996 355,863
3,603,916
Containers & Packaging — 0.2%
Amcor plc ......................... 23,394 209,142
Avery Dennison Corp. ................. 1,325 287,896
Ball Corp. ......................... 4,211 292,959
Sealed Air Corp. .................... 36,475 1,148,233
WestRock Co. ...................... 2,411 115,632
2,053,862
Distributors — 0.0%
Genuine Parts Co. ................... 314 49,364
LKQ Corp. ........................ 2,789 120,290
169,654
Diversified REITs — 0.2%
Cromwell European REIT
(c)
............. 199,303 316,550
Essential Properties Realty Trust, Inc. ...... 20,151 530,777
LondonMetric Property plc .............. 611,339 1,492,226
2,339,553
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 30,274 511,328
Cellnex Telecom SA
(b) (c)
................ 36,185 1,196,084
Koninklijke KPN NV .................. 576,633 2,095,560
TELUS Corp. ...................... 123,678 1,986,359
Verizon Communications, Inc. ........... 26,569 1,049,210
6,838,541

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 0.6%
Alliant Energy Corp. .................. 5,621 $ 279,926
American Electric Power Co., Inc. ......... 7,006 602,726
CK Infrastructure Holdings Ltd. ........... 17,500 98,860
CLP Holdings Ltd. ................... 11,500 90,460
Duke Energy Corp. .................. 2,701 265,400
Edison International .................. 7,504 533,234
Entergy Corp. ...................... 2,735 291,742
Evergy, Inc. ........................ 5,405 283,492
Eversource Energy .................. 3,206 194,348
Exelon Corp. ....................... 17,635 662,723
Kansai Electric Power Co., Inc. (The) ...... 9,500 142,305
NextEra Energy, Inc. ................. 11,331 758,837
PG&E Corp. ....................... 53,361 913,007
Portland General Electric Co. ............ 1,857 80,278
PPL Corp. ........................ 11,817 324,495
Southern Co. (The) .................. 2,386 175,371
Terna - Rete Elettrica Nazionale .......... 18,835 150,904
Xcel Energy, Inc. .................... 6,889 370,146
6,218,254
Electrical Equipment — 0.2%
Hubbell, Inc. ....................... 4,881 1,808,508
Sensata Technologies Holding plc ......... 18,480 707,969
2,516,477
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A .............. 170 20,531
Jabil, Inc. ......................... 2,089 245,165
Zebra Technologies Corp. , Class A
(d)
....... 1,890 594,518
860,214
Energy Equipment & Services — 0.3%
Baker Hughes Co. ................... 710 23,160
Baker Hughes Co. , Class A ............. 77,643 2,532,715
Halliburton Co. ..................... 2,489 93,263
Schlumberger NV ................... 4,732 224,675
2,873,813
Financial Services — 0.4%
Equitable Holdings, Inc. ............... 14,736 543,905
Fidelity National Information Services, Inc. ... 25,202 1,711,720
Jack Henry & Associates, Inc. ........... 1,652 268,764
Mastercard, Inc. , Class A ............... 2,179 983,165
Travelport Finance SARL
(d) (e)
............ 27 77,785
Visa, Inc. , Class A ................... 2,776 745,661
4,331,000
Food Products — 0.7%
Kraft Heinz Co. (The) ................. 44,542 1,719,767
Mondelez International, Inc. , Class A ....... 36,979 2,660,269
Nestle SA (Registered) ................ 30,131 3,025,158
7,405,194
Gas Utilities — 0.0%
Tokyo Gas Co. Ltd. .................. 4,000 89,709
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd. ........ 3,117 244,493
CSX Corp. ........................ 5,101 169,455
Norfolk Southern Corp. ................ 595 137,040
Union Pacific Corp. .................. 10,745 2,548,284
West Japan Railway Co. ............... 2,900 55,046
3,154,318
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc. ............... 42,205 1,703,816
Koninklijke Philips NV
(d)
................ 28,293 751,354
Medtronic plc ...................... 18,188 1,459,405
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ResMed, Inc. ...................... 1,036 $ 221,694
4,136,269
Health Care Providers & Services — 0.9%
Cardinal Health, Inc. .................. 15,383 1,585,064
Cencora, Inc. ...................... 1,182 282,557
Cigna Group (The) ................... 2,694 961,866
CVS Health Corp. ................... 8,370 566,733
Elevance Health, Inc. ................. 1,710 903,872
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 30,363 )
(d) (f)
.................. 3,755 24,220
HCA Healthcare, Inc. ................. 922 285,654
Humana, Inc. ...................... 2,127 642,546
Laboratory Corp. of America Holdings ...... 4,068 819,173
McKesson Corp. .................... 559 300,300
UnitedHealth Group, Inc. ............... 6,776 3,277,551
Universal Health Services, Inc. , Class B .... 1,610 274,392
9,923,928
Health Care REITs — 0.7%
Assura plc ........................ 3,343,038 1,711,538
CareTrust REIT, Inc. .................. 61,647 1,523,914
Community Healthcare Trust, Inc. ......... 6,385 169,394
Healthpeak Properties, Inc. ............. 115,145 2,142,848
Target Healthcare REIT plc ............. 466,354 451,803
Welltower, Inc. ...................... 10,844 1,033,216
7,032,713
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 575 304,330
Yum! Brands, Inc. ................... 1,207 170,489
474,819
Household Durables — 0.2%
Newell Brands, Inc. .................. 40,386 320,665
Sony Group Corp. , ADR ............... 8,087 667,744
Taylor Wimpey plc ................... 882,341 1,445,825
2,434,234
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 4,678 261,533
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc. , Class A ................. 2,060 41,345
Industrial Conglomerates — 0.0%
Siemens AG (Registered) .............. 1,286 240,911
Industrial REITs — 0.6%
ESR Kendall Square REIT Co. Ltd. ........ 190,385 632,336
Goodman Group .................... 28,652 578,760
Prologis, Inc. ....................... 17,619 1,798,019
Rexford Industrial Realty, Inc. ........... 38,832 1,662,398
Segro plc ......................... 37,236 391,653
Warehouses De Pauw CVA ............. 47,287 1,250,474
6,313,640
Insurance — 0.7%
American International Group, Inc. ........ 20,693 1,558,390
Assurant, Inc. ...................... 5,838 1,018,147
Brown & Brown, Inc. .................. 2,373 193,494
Fidelity National Financial, Inc. , Class A ..... 16,420 812,790
Globe Life, Inc. ..................... 2,459 187,302
Hartford Financial Services Group, Inc. (The) . 2,797 271,001
Prudential plc ...................... 77,853 677,115
Travelers Cos., Inc. (The) .............. 309 65,558
Willis Towers Watson plc ............... 2,931 736,091

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Zurich Insurance Group AG ............. 3,969 $ 1,921,180
7,441,068
Interactive Media & Services — 0.2%
Meta Platforms, Inc. , Class A ............ 5,618 2,416,695
IT Services — 0.4%
Accenture plc , Class A ................ 6,301 1,896,034
Cognizant Technology Solutions Corp. , Class A 18,815 1,235,769
NEXTDC Ltd.
(d)
..................... 20,830 221,120
SUNeVision Holdings Ltd. .............. 1,793,000 570,720
3,923,643
Leisure Products — 0.1%
Hasbro, Inc. ....................... 9,840 603,192
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc.
(d)
................ 11,186 409,296
Machinery — 0.4%
CNH Industrial NV
(d)
.................. 46,590 531,126
Dover Corp. ....................... 97 17,392
Komatsu Ltd. ...................... 19,300 576,224
Otis Worldwide Corp. ................. 25,323 2,309,458
Westinghouse Air Brake Technologies Corp. .. 2,669 429,922
3,864,122
Media — 0.3%
Comcast Corp. , Class A ............... 33,859 1,290,366
Fox Corp. , Class A ................... 16,547 513,122
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 13,651 )
(d) (e) (f)
.......... 1,086 57,015
Omnicom Group, Inc. ................. 2,951 273,971
SES SA , ADR ...................... 2,958 14,351
WPP plc .......................... 91,950 921,630
3,070,455
Metals & Mining — 0.0%
Teck Resources Ltd. , Class B ........... 6,600 324,523
Multi-Utilities — 0.2%
CenterPoint Energy, Inc. ............... 5,188 151,178
Dominion Energy, Inc. ................. 5,989 305,319
DTE Energy Co. .................... 1,989 219,427
National Grid plc .................... 28,738 376,961
NiSource, Inc. ...................... 5,077 141,445
Public Service Enterprise Group, Inc. ...... 3,679 254,145
Sempra .......................... 13,234 947,952
2,396,427
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 6,726 779,342
Boston Properties, Inc. ................ 18,852 1,166,750
SL Green Realty Corp. ................ 12,063 601,099
2,547,191
Oil, Gas & Consumable Fuels — 1.0%
BP plc ........................... 295,878 1,907,122
Cheniere Energy, Inc. ................. 2,057 324,636
Chevron Corp. ...................... 4,257 686,526
DT Midstream, Inc. ................... 1,750 108,850
Enbridge, Inc. ...................... 3,217 114,388
Koninklijke Vopak NV ................. 3,514 139,546
Kosmos Energy Ltd.
(d)
................. 109,624 621,568
LUKOIL PJSC
(d) (e)
.................... 44,196 5
Novatek PJSC
(d) (e)
................... 80 —
Pembina Pipeline Corp. ............... 5,938 208,940
Shell plc .......................... 104,086 3,710,440
Suncor Energy, Inc. .................. 24,081 919,653
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. ................ 1,645 $ 187,629
TC Energy Corp. .................... 8,880 318,136
Williams Cos., Inc. (The) ............... 52,294 2,005,998
11,253,437
Personal Care Products — 0.2%
L'Oreal SA ........................ 4,281 2,007,160
Unilever plc , ADR ................... 5,269 273,198
2,280,358
Pharmaceuticals — 1.4%
AstraZeneca plc .................... 25,480 3,853,823
Bayer AG (Registered) ................ 21,271 620,490
Bristol-Myers Squibb Co. ............... 7,550 331,747
Eli Lilly & Co. ...................... 922 720,174
GSK plc , ADR ...................... 6,330 262,315
Novo Nordisk A/S , Class B ............. 24,890 3,191,951
Novo Nordisk A/S , ADR ............... 696 89,304
Pfizer, Inc. ........................ 13,040 334,085
Sanofi SA ......................... 45,002 4,445,883
Zoetis, Inc. , Class A .................. 6,832 1,087,928
14,937,700
Professional Services — 0.9%
Dun & Bradstreet Holdings, Inc. .......... 94,539 860,305
Leidos Holdings, Inc. ................. 13,406 1,879,789
NMG, Inc.
(d)
........................ 602 56,186
Paychex, Inc. ...................... 23,205 2,756,986
RELX plc ......................... 60,737 2,497,782
SS&C Technologies Holdings, Inc. ........ 23,872 1,477,438
9,528,486
Real Estate Management & Development — 0.4%
CK Asset Holdings Ltd. ................ 382,500 1,631,583
Corp. Inmobiliaria Vesta SAB de CV , ADR ... 12,583 446,822
VGP NV .......................... 3,725 405,274
Vonovia SE ........................ 26,515 766,178
Wharf Real Estate Investment Co. Ltd. ..... 239,000 741,501
3,991,358
Residential REITs — 0.4%
Sun Communities, Inc. ................ 14,788 1,646,200
UDR, Inc. ......................... 58,762 2,237,657
3,883,857
Retail REITs — 0.2%
Link REIT ......................... 400,500 1,716,060
Region RE Ltd.
(g)
.................... 270,982 379,877
2,095,937
Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc. ................ 9,778 1,942,400
Taiwan Semiconductor Manufacturing Co. Ltd. 154,000 3,687,340
Texas Instruments, Inc. ................ 19,548 3,448,658
9,078,398
Software — 0.8%
Microsoft Corp. ..................... 16,856 6,562,546
Oracle Corp. ....................... 16,581 1,886,089
8,448,635
Specialized REITs — 1.1%
American Tower Corp. ................ 8,249 1,415,198
Crown Castle, Inc. ................... 21,350 2,002,203
Digital Realty Trust, Inc. ............... 5,701 791,185
EPR Properties ..................... 30,546 1,239,862
Equinix, Inc. ....................... 2,370 1,685,331
Extra Space Storage, Inc. .............. 7,258 974,604
SBA Communications Corp. ............ 8,382 1,560,058

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs (continued)
VICI Properties, Inc. .................. 69,821 $ 1,993,390
11,661,831
Specialty Retail — 0.1%
Home Depot, Inc. (The) ............... 1,070 357,615
Lowe's Cos., Inc. .................... 317 72,273
Tractor Supply Co. ................... 1,118 305,304
735,192
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ........................ 17,411 2,965,616
HP, Inc. .......................... 27,329 767,672
Samsung Electronics Co. Ltd. , GDR
(b) (c)
..... 1,337 1,865,724
5,599,012
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,085 2,534,131
Swatch Group AG (The) ............... 1,780 373,998
Tapestry, Inc. ....................... 11,287 450,577
3,358,706
Tobacco — 0.3%
British American Tobacco plc ............ 51,320 1,506,564
Philip Morris International, Inc. ........... 22,964 2,180,202
3,686,766
Trading Companies & Distributors — 0.0%
Fastenal Co. ....................... 3,937 267,480
Transportation Infrastructure — 0.2%
Aena SME SA
(b) (c)
.................... 3,512 640,025
Atlas Arteria Ltd.
(g)
................... 31,239 104,040
Auckland International Airport Ltd. ........ 34,732 160,657
Flughafen Zurich AG (Registered) ......... 1,266 253,454
Fraport AG Frankfurt Airport Services
Worldwide
(d)
..................... 3,006 150,505
Getlink SE ........................ 5,158 87,808
Japan Airport Terminal Co. Ltd. .......... 3,200 113,085
Salik Co. PJSC ..................... 110,782 104,361
Transurban Group
(g)
.................. 77,226 620,006
2,233,941
Water Utilities — 0.0%
Severn Trent plc .................... 3,172 97,775
Wireless Telecommunication Services — 0.1%
Vodafone Group plc .................. 746,931 629,888
Total Common Stocks — 22 .1%
(Cost: $ 223,174,739 ) .............................. 238,247,850
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
(b)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 92 92,497
Bombardier, Inc.
6.00% , 02/15/28 .................. 139 135,551
8.75% , 11/15/30 .................. 177 188,308
7.25% , 07/01/31 .................. 77 77,190
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 ...................... 13 12,511
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ...................... 370 379,019
F-Brasile SpA, Series XR, 7.38%, 08/15/26 .. 200 199,000
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. 92 99,500
9.75% , 11/15/30 .................. 154 170,362
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 7.13%, 12/01/31 ........ USD 29 $ 29,553
Triumph Group, Inc., 9.00%, 03/15/28 ..... 187 193,630
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(d) (h)
.................... 84 10,080
1,587,201
Automobile Components — 0.3%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
91 92,995
Clarios Global LP
(b)
6.75% , 05/15/25 .................. 58 58,013
8.50% , 05/15/27 .................. 350 350,461
Dana Financing Luxembourg SARL, 8.50%,
07/15/31
(c)
..................... EUR 139 161,371
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 96 94,438
Forvia SE
(c)
3.75% , 06/15/28 .................. EUR 100 103,232
5.50% , 06/15/31 .................. 255 276,572
Series MAY , 5.50% , 06/15/31 .......... 100 108,501
Goodyear Europe BV, 2.75%, 08/15/28
(c)
.... 116 110,844
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. USD 38 34,465
5.63% , 04/30/33 .................. 29 25,524
Icahn Enterprises LP
6.25% , 05/15/26 .................. 51 49,601
5.25% , 05/15/27 .................. 154 141,409
9.75% , 01/15/29
(b)
................. 97 100,604
4.38% , 02/01/29 .................. 50 42,092
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(a) (c) (i)
......... EUR 225 257,829
Mahle GmbH
(c)
2.38% , 05/14/28 .................. 100 93,769
6.50% , 05/02/31 .................. 100 106,853
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... USD 34 34,121
Schaeffler AG, 4.75%, 08/14/29
(c)
........ EUR 100 107,921
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 103 96,239
ZF Europe Finance BV
(c)
2.00% , 02/23/26 .................. EUR 200 203,665
4.75% , 01/31/29 .................. 500 532,266
6.13% , 03/13/29 .................. 200 223,845
3,406,630
Automobiles — 0.1%
(c)
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29 ...................... GBP 186 231,835
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)
........... EUR 400 416,806
648,641
Banks — 1.4%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.24%), 6.88%
(a) (c) (j)
......... 200 216,108
Banca Monte dei Paschi di Siena SpA
(a)(c)
(3-mo. EURIBOR + 3.28%), 6.75% ,
09/05/27 ..................... 148 164,856
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71% , 01/18/28 ..... 100 111,255
(3-mo. EURIBOR + 2.05%), 4.75% ,
03/15/29 ..................... 125 134,234
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.35%), 4.88% ,
01/17/30 ..................... 150 162,708
(5-Year EUR Swap Annual + 3.17%),
2.88% , 06/29/31 ................ 300 305,353
(5-Year EUR Swap Annual + 3.40%),
3.38% , 01/19/32 ................ 200 203,835

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (c)
............... EUR 300 $ 351,342
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 6.20%), 5.75%
(a) (c) (j)
......... 200 207,841
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (j)
......... USD 217 202,895
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.94%), 4.63%, 12/18/29
(a)
........... 298 287,384
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 470 463,679
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 7.92%), 7.50%
(a) (c) (j)
......... EUR 200 216,642
Bankinter SA, (5-Year EUR Swap Annual +
6.71%), 6.25%
(a) (c) (j)
............... 200 211,712
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.67%), 8.00% USD 200 199,828
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% 325 312,405
(BPSWS5 + 5.64%), 9.25% .......... GBP 262 334,666
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 540 531,011
(USISSO05 + 5.78%), 9.63% ......... 530 553,919
BNP Paribas SA
(a)(j)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(b)
...................... 465 480,748
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)
...................... EUR 200 221,611
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)
...................... USD 525 421,251
CaixaBank SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.35%), 5.88% EUR 200 207,837
(5-Year EURIBOR ICE Swap Rate +
5.30%), 7.50% ................. 200 221,218
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(j)
...................... 200 209,705
(5-Year EUR Swap Annual + 6.74%),
6.50%
(j)
...................... 200 205,794
(5-Year EURIBOR ICE Swap Rate +
4.30%), 6.50% , 12/06/32 .......... 100 111,406
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63% ,
02/28/33 ..................... GBP 200 262,439
Cooperatieve Rabobank UA, (5-Year EUR
Swap Annual + 4.68%), 4.38%
(a) (c) (j)
..... EUR 200 202,501
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a) (c) (j)
............... USD 680 672,350
Eurobank SA, (5-Year EURIBOR ICE Swap
Rate + 2.17%), 4.88%, 04/30/31
(a) (c)
..... EUR 125 132,233
HSBC Holdings plc
(a)(j)
(5-Year USD Swap Rate + 4.37%), 6.38% . USD 418 413,038
(5-Year USD Swap Rate + 3.75%), 6.00% . 287 273,045
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c)
...................... EUR 200 197,966
ING Groep NV
(a)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% USD 200 163,778
(USISSO05 + 4.36%), 8.00%
(c)
........ 200 199,380
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 317 277,216
Security
Par (000)
Par (000) Value
Banks (continued)
Intesa Sanpaolo SpA, (5-Year EUR Swap
Annual + 5.85%), 5.50%
(a) (c) (j)
......... EUR 606 $ 614,924
JPMorgan Chase & Co.
(a)
Series NN , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.74%),
6.88%
(j)
...................... USD 61 62,508
Series W , (3-mo. CME Term SOFR at 0.00%
Floor + 1.26%), 6.57% , 05/15/47 ..... 1,042 922,289
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (c) (j)
........... EUR 200 226,246
Lloyds Banking Group plc
(a)(j)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(c)
................ 200 210,418
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 380 376,161
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 285 280,253
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 200 251,784
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 250 246,890
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 275 294,214
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.60%), 3.75%
(a) (b) (j)
............... USD 560 453,686
Societe Generale SA, (5-Year USD Swap Rate
+ 5.87%), 8.00%
(a) (b) (j)
.............. 850 852,066
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a) (b) (j)
............... 575 459,560
15,296,188
Beverages — 0.0%
Davide Campari-Milano NV, 2.38%, 01/17/29
(c) (k)
EUR 100 109,747
Biotechnology — 0.0%
(c)
Cidron Aida Finco SARL, 6.25%, 04/01/28 ... GBP 205 241,750
Grifols SA, 1.63%, 02/15/25 ........... EUR 100 104,052
345,802
Broadline Retail — 0.0%
(b)
LCM Investments Holdings II LLC
4.88% , 05/01/29 .................. USD 125 114,166
8.25% , 08/01/31 .................. 47 48,823
Match Group Holdings II LLC, 5.63%, 02/15/29 70 66,587
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 64 63,703
293,279
Building Products — 0.1%
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 99 97,327
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 147 163,154
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. USD 56 52,603
9.75% , 07/15/28 .................. 73 74,640
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. 154 148,972
8.88% , 11/15/31 .................. 62 65,295
Standard Industries, Inc., 3.38%, 01/15/31
(b)
. 18 14,744
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 15 14,413
631,148
Capital Markets — 0.3%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 91 93,734
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
51 50,540
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 35 38,017

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. USD 49 $ 49,991
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 61 62,295
6.65% , 03/15/31
(b)
................. 76 73,154
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 64 59,827
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a) (c) (j)
......... EUR 200 204,102
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
..................... USD 55 57,430
State Street Corp., (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 6.59%, 06/15/47
(a)
.. 1,100 932,502
UBS Group AG
(a)(j)
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
402 400,244
(5-Year USD Swap Semi + 4.59%), 6.88%
(c)
200 196,500
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(b)
...................... 200 213,446
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)
...................... 655 523,116
(USISSO05 + 4.16%), 7.75%
(b)
........ 200 201,583
Vivion Investments SARL, 3.00%, 08/08/24
(c)
. EUR 100 102,905
3,259,386
Chemicals — 0.4%
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
.... USD 251 188,250
Chemours Co. (The)
5.38% , 05/15/27 .................. 52 49,199
5.75% , 11/15/28
(b)
................. 79 72,552
4.63% , 11/15/29
(b)
................. 51 43,700
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 112 100,810
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 300 304,984
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 200 172,631
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 148 144,900
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 112 120,124
INEOS Quattro Finance 2 plc
(c)
Series APR , 8.50% , 03/15/29 .......... 164 182,669
8.50% , 03/15/29 .................. 150 167,190
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. USD 148 118,728
Kronos International, Inc., 9.50%, 03/15/29
(c)
. EUR 170 193,201
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 91 84,528
MEGlobal BV, 4.25%, 11/03/26
(c)
........ 230 220,081
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
55 51,942
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... EUR 127 130,991
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
................. 223 252,965
9.75% , 11/15/28
(b)
................. USD 200 212,224
5.38% , 10/01/29
(c)
................. EUR 135 125,484
Sasol Financing USA LLC, 4.38%, 09/18/26 .. USD 200 188,500
SCIL IV LLC, 9.50%, 07/15/28
(c)
......... EUR 200 231,028
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... USD 131 114,202
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 56 53,151
5.63% , 08/15/29 .................. 290 259,695
7.38% , 03/01/31 .................. 93 94,270
3,877,999
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 134 119,273
Allied Universal Holdco LLC
9.75% , 07/15/27
(b)
................. 202 201,235
3.63% , 06/01/28
(c)
................. EUR 100 97,649
4.63% , 06/01/28
(b)
................. USD 553 496,357
4.88% , 06/01/28
(c)
................. GBP 383 426,135
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.00% , 06/01/29
(b)
................. USD 205 $ 174,049
7.88% , 02/15/31
(b)
................. 193 193,426
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 38 33,503
4.75% , 10/15/29 .................. 19 17,261
APX Group, Inc., 5.75%, 07/15/29
(b)
....... 93 86,475
Covanta Holding Corp.
4.88% , 12/01/29
(b)
................. 45 39,447
5.00% , 09/01/30 .................. 49 42,282
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 22 20,923
9.50% , 11/01/27 .................. 58 57,734
7.75% , 02/15/28 .................. 115 116,261
6.00% , 06/01/29 .................. 27 23,870
Intrum AB, 3.00%, 09/15/27
(c)
........... EUR 268 174,251
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. USD 163 153,852
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... 112 109,415
Q-Park Holding I BV, 5.13%, 03/01/29
(c)
.... EUR 100 107,251
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ 88 93,715
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(c)
................ 100 107,120
Verisure Holding AB, 7.13%, 02/01/28
(c)
.... 200 222,242
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 182 178,027
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
.. 34 34,733
3,326,486
Communications Equipment — 0.0%
(b)
CommScope, Inc.
6.00% , 03/01/26 .................. 81 72,394
4.75% , 09/01/29 .................. 43 29,993
Viasat, Inc.
5.63% , 04/15/27 .................. 79 72,288
7.50% , 05/30/31 .................. 21 14,831
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 27 22,672
212,178
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 205 205,820
Azzurra Aeroporti SpA, 2.63%, 05/30/27
(c)
... EUR 200 200,884
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 358 384,169
Cellnex Finance Co. SA, 2.00%, 09/15/32
(c)
.. EUR 100 90,348
Heathrow Finance plc
(c)
4.13% , 09/01/29
(l)
................. GBP 100 112,960
6.63% , 03/01/31 .................. 116 141,121
Kier Group plc, 9.00%, 02/15/29
(c)
........ 183 233,241
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 27 28,284
1,396,827
Construction Materials — 0.0%
St Marys Cement, Inc., 5.75%, 04/02/34
(b)
... 200 195,500
Consumer Finance — 0.2%
ASG Finance DAC, 7.88%, 12/03/24
(b)
..... 262 257,274
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 42 43,678
DAE Funding LLC, 2.63%, 03/20/25
(c)
..... 200 193,687
Encore Capital Group, Inc.
(c)
5.38% , 02/15/26 .................. GBP 100 120,894
4.25% , 06/01/28 .................. 100 104,353
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b) (i)
....... USD 134 126,221
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 52 54,592
8.13% , 03/30/29 .................. 87 90,976

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Navient Corp.
5.50% , 03/15/29 .................. USD 78 $ 69,916
9.38% , 07/25/30 .................. 44 45,267
OneMain Finance Corp.
6.63% , 01/15/28 .................. 66 65,789
9.00% , 01/15/29 .................. 61 63,950
5.38% , 11/15/29 .................. 61 56,411
4.00% , 09/15/30 .................. 48 40,373
Volkswagen International Finance NV, (9-Year
EUR Swap Annual + 3.96%), 3.88%
(a) (c) (j)
.. EUR 300 295,348
1,628,729
Consumer Staples Distribution & Retail — 0.1%
(c)
Bellis Acquisition Co. plc
3.25% , 02/16/26 .................. GBP 300 368,338
4.50% , 02/16/26 .................. 200 248,660
Market Bidco Finco plc, 5.50%, 11/04/27 .... 148 166,629
783,627
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. USD 200 193,871
2.00% , 09/01/28
(c)
................. EUR 200 185,889
4.00% , 09/01/29
(b)
................. USD 200 164,864
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
................. EUR 246 207,391
4.13% , 08/15/26
(b)
................. USD 200 166,671
4.75% , 07/15/27
(c)
................. GBP 155 93,935
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. USD 119 118,701
8.75% , 04/15/30 .................. 169 163,330
Fiber Bidco SpA
(c)
11.00% , 10/25/27 ................. EUR 200 229,982
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.91% , 01/15/30
(a)
............... 209 224,025
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 13 11,743
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 210 184,892
LABL, Inc.
(b)
6.75% , 07/15/26 .................. USD 16 15,776
5.88% , 11/01/28 .................. 104 92,493
9.50% , 11/01/28 .................. 83 83,031
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 808 823,150
9.25% , 04/15/27 .................. 40 39,199
OI European Group BV, 6.25%, 05/15/28
(c)
.. EUR 100 111,002
Titan Holdings II BV, 5.13%, 07/15/29
(c)
.... 152 143,555
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 58 62,766
Trivium Packaging Finance BV, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.65%,
08/15/26
(a) (c)
.................... EUR 100 106,845
3,423,111
Distributors — 0.0%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 USD 137 133,344
Resideo Funding, Inc., 4.00%, 09/01/29 .... 45 39,460
172,804
Diversified Consumer Services — 0.1%
Cedacri Mergeco SpA, (3-mo. EURIBOR at
0.00% Floor + 5.50%), 9.40%, 05/15/28
(a) (c)
. EUR 120 127,731
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ USD 83 76,904
Sotheby's, 5.88%, 06/01/29
(b)
........... 324 269,602
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
..... EUR 211 227,431
Verisure Holding AB, 9.25%, 10/15/27
(c)
.... 100 113,257
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... USD 228 231,785
1,046,710
Security
Par (000)
Par (000) Value
Diversified REITs — 0.0%
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. USD 43 $ 39,965
8.00% , 06/15/27 .................. 33 33,830
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 141 124,965
MPT Operating Partnership LP, 5.00%,
10/15/27 ...................... 10 8,180
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 296 307,079
VICI Properties LP, 4.63%, 06/15/25
(b)
..... 16 15,742
529,761
Diversified Telecommunication Services — 0.8%
Altice France Holding SA
(c)
8.00% , 05/15/27 .................. EUR 100 31,482
4.00% , 02/15/28 .................. 108 27,524
Altice France SA
8.13% , 02/01/27
(b)
................. USD 226 170,147
11.50% , 02/01/27
(c)
................ EUR 166 143,318
3.38% , 01/15/28
(c)
................. 293 205,550
4.13% , 01/15/29
(c)
................. 406 281,131
5.50% , 10/15/29
(b)
................. USD 200 130,857
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate +
2.54%), 5.13% , 10/03/54 .......... EUR 125 132,362
(5-Year EUR Swap Annual + 2.13%),
1.87% , 08/18/80 ................ 100 102,727
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... GBP 100 132,039
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... 100 132,039
CCO Holdings LLC
(b)
5.00% , 02/01/28 .................. USD 43 39,159
6.38% , 09/01/29 .................. 283 259,421
4.50% , 08/15/30 .................. 96 78,015
7.38% , 03/01/31 .................. 274 260,008
4.75% , 02/01/32 .................. 83 65,274
4.25% , 01/15/34 .................. 89 64,481
Cellnex Telecom SA, 2.13%, 08/11/30
(c) (k)
... EUR 600 638,694
Frontier Communications Holdings LLC
(b)
5.00% , 05/01/28 .................. USD 219 201,477
8.75% , 05/15/30 .................. 205 208,717
8.63% , 03/15/31 .................. 116 117,157
IHS Holding Ltd., 6.25%, 11/29/28
(b)
....... 200 172,250
Iliad Holding SASU
7.00% , 10/15/28
(b)
................. 253 247,353
6.88% , 04/15/31
(c)
................. EUR 131 139,803
Iliad SA
(c)
5.38% , 02/15/29 .................. 200 215,359
5.63% , 02/15/30 .................. 400 435,418
5.38% , 05/02/31 .................. 100 106,186
Infrastrutture Wireless Italiane SpA
(c)
1.63% , 10/21/28 .................. 150 146,587
1.75% , 04/19/31 .................. 120 112,870
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
300 306,456
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 236 235,517
4.88% , 06/15/29 .................. 396 248,589
11.00% , 11/15/29 ................. 272 277,757
10.50% , 05/15/30 ................. 364 360,695
3.88% , 10/15/30 .................. 36 19,790
Lorca Telecom Bondco SA
(c)
4.00% , 09/18/27 .................. EUR 171 177,747
5.75% , 04/30/29 .................. 259 279,398

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 73 $ 46,859
4.13% , 04/15/30 .................. 73 45,139
RCS & RDS SA, 3.25%, 02/05/28
(c)
....... EUR 300 294,874
Virgin Media Secured Finance plc, 4.13%,
08/15/30
(c)
..................... GBP 286 294,385
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. USD 53 51,067
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 641 510,212
6.13% , 03/01/28 .................. 165 109,973
8,255,863
Electric Utilities — 0.3%
Adani Green Energy UP Ltd., 6.70%, 03/12/42
(b)
200 185,500
Diamond II Ltd., 7.95%, 07/28/26
(b)
....... 200 200,500
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.32%), 3.25%, 01/15/82
(a)
........... 775 677,021
Edison International, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53
(a)
........... 56 57,115
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 2.38%),
1.88% , 08/02/81 ................ EUR 200 200,580
Series NC8 , (5-Year EUR Swap Annual +
2.08%), 1.88% , 03/14/82 .......... 400 367,117
EnBW Energie Baden-Wuerttemberg AG,
(5-Year EURIBOR ICE Swap Rate + 2.66%),
5.25%, 01/23/84
(a) (c)
............... 100 109,121
FirstEnergy Corp., 4.00%, 05/01/26
(b) (k)
..... USD 110 108,570
Naturgy Finance BV, (5-Year EUR Swap Annual
+ 2.44%), 2.37%
(a) (c) (j)
.............. EUR 300 300,950
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
..................... USD 1,023 925,439
PG&E Corp., 4.25%, 12/01/27
(b) (k)
........ 111 111,167
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (c) (j)
.................... EUR 175 185,107
Vistra Operations Co. LLC, 6.88%, 04/15/32
(b)
USD 74 73,690
3,501,877
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 113 104,650
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., 5.00%, 12/15/29
(b)
....... 84 77,495
Energy Equipment & Services — 0.3%
Archrock Partners LP, 6.25%, 04/01/28
(b)
.... 155 151,848
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 128 131,075
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 137 137,988
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 66 62,578
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 96 95,141
9.13% , 01/31/30 .................. 45 46,404
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 141 145,286
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 23 22,622
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 8 7,917
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 53 53,906
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 109 111,894
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 150 150,363
8.25% , 05/15/29 .................. 129 128,257
8.75% , 02/15/30 .................. 56 58,181
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
8.50% , 05/15/31 .................. USD 164 $ 163,258
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 104 103,335
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 173 177,916
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. 243 248,460
9.50% , 02/01/29 .................. 331 355,779
8.38% , 06/01/31 .................. 205 210,373
9.88% , 02/01/32 .................. 232 247,569
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 124 128,760
2,938,910
Entertainment — 0.1%
CPUK Finance Ltd., 3.59%, 08/28/25
(c)
..... GBP 139 168,548
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... USD 98 74,680
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 202 223,928
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
..... GBP 100 129,691
596,847
Financial Services — 0.3%
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(a) (c)
.......... EUR 200 213,173
Aroundtown Finance SARL, (5-Year EURIBOR
ICE Swap Rate + 4.51%), 7.13%
(a) (c) (j)
.... 300 214,507
Banco Votorantim SA, 4.50%, 09/24/24
(c)
... USD 243 240,667
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 22 21,199
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... EUR 100 97,340
Freedom Mortgage Corp.
(b)
12.00% , 10/01/28 ................. USD 32 34,248
12.25% , 10/01/30 ................. 21 22,789
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(b)
..................... 18 18,095
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25
(c)
. EUR 100 74,704
GGAM Finance Ltd., 6.88%, 04/15/29
(b)
.... USD 43 42,960
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 213 207,209
5.13% , 12/15/30 .................. 58 52,104
5.75% , 11/15/31 .................. 18 16,360
7.13% , 02/01/32 .................. 70 68,999
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a) (c) (j)
............... GBP 200 232,421
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 68 72,284
Nexi SpA, 0.00%, 02/24/28
(c) (k) (m)
......... EUR 600 540,965
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... USD 71 72,467
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 107 98,241
3.88% , 03/01/31 .................. 41 34,762
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 102 90,258
11.25% , 12/15/27 ................. 7 6,542
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
..................... EUR 100 93,099
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. USD 238 238,000
Worldline SA, 0.00%, 07/30/26
(c) (k) (m)
...... EUR 383 370,281
3,173,674
Food Products — 0.1%
Boparan Finance plc, 7.63%, 11/30/25
(c)
.... GBP 100 114,448
Chobani LLC
(b)
4.63% , 11/15/28 .................. USD 163 150,866
7.63% , 07/01/29 .................. 60 60,635

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... USD 50 $ 50,948
MHP Lux SA, 6.25%, 09/19/29
(c)
......... 238 162,584
Post Holdings, Inc., 4.63%, 04/15/30
(b)
..... 12 10,838
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 100 119,029
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 41 35,375
Tereos Finance Groupe I SA, 4.75%, 04/30/27
(c)
EUR 120 127,695
832,418
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... USD 111 115,331
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
................ 71 74,364
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 154 156,452
8.38% , 02/15/32 .................. 166 168,681
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 67 59,519
UGI International LLC, 2.50%, 12/01/29
(c)
... EUR 125 120,390
694,737
Ground Transportation — 0.1%
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 .................. 100 100,305
6.13% , 11/30/28 .................. GBP 100 114,334
DAE Funding LLC, 1.55%, 08/01/24
(c)
..... USD 243 240,038
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 80 76,826
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (c) (j)
.................... GBP 244 277,685
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 106 98,664
Uber Technologies, Inc., 6.25%, 01/15/28
(b)
.. 24 23,986
931,838
Health Care Equipment & Supplies — 0.1%
(b)
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 328 338,742
Medline Borrower LP, 5.25%, 10/01/29 ..... 262 243,916
Neogen Food Safety Corp., 8.63%, 07/20/30 . 70 73,807
656,465
Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 158 144,768
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 96 87,902
6.00% , 01/15/29 .................. 117 102,076
5.25% , 05/15/30 .................. 235 192,132
4.75% , 02/15/31 .................. 239 186,549
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 252 275,362
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... USD 107 97,458
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
94 88,032
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 95 98,923
11.00% , 10/15/30 ................. 94 100,053
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 106 94,932
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 19 18,873
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 35 34,848
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 167 166,772
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 39 38,245
1,726,925
Health Care REITs — 0.0%
MPT Operating Partnership LP, 5.25%,
08/01/26 ...................... 42 38,255
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... USD 68 $ 58,976
Service Properties Trust
7.50% , 09/15/25 .................. 44 44,325
8.63% , 11/15/31
(b)
................. 238 249,957
353,258
Hotels, Restaurants & Leisure — 0.5%
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a) (c) (j)
.................... EUR 200 209,193
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
..................... 275 305,219
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... USD 76 69,155
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 145 129,389
7.00% , 02/15/30 .................. 251 252,763
Carnival Corp.
(b)
5.75% , 03/01/27 .................. 70 68,317
6.00% , 05/01/29 .................. 91 88,183
7.00% , 08/15/29 .................. 255 260,976
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 315 341,544
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 60 59,855
Cedar Fair LP, 6.50%, 10/01/28 ......... 35 34,931
Churchill Downs, Inc., 5.75%, 04/01/30
(b)
... 91 86,591
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 8.36%, 07/31/28
(a) (c)
.. EUR 100 108,562
CPUK Finance Ltd., 4.88%, 08/28/25
(c)
..... GBP 100 122,268
Elior Group SA, 3.75%, 07/15/26
(c)
....... EUR 230 229,295
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 76 68,753
6.75% , 01/15/30 .................. 60 52,202
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 100 105,982
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ USD 59 58,166
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 215 225,176
Light & Wonder International, Inc., 7.50%,
09/01/31
(b)
..................... USD 38 38,754
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 44 46,025
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 87 86,190
Lottomatica SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 4.13%),
8.07% , 06/01/28 ................ EUR 140 150,170
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.94% , 12/15/30 ................ 100 107,787
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 154 144,516
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(b)
200 178,318
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 200 200,937
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 57 51,995
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. 68 66,628
8.13% , 01/15/29 .................. 5 5,207
7.75% , 02/15/29 .................. 68 69,460
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 6 5,855
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 69 70,056
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 14 10,437
5.88% , 09/01/31 .................. 95 68,214
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 43 46,118
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 53 50,384
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 67 63,384

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
..................... USD 142 $ 141,697
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 58 53,796
4.63% , 12/01/31 .................. 83 72,753
6.63% , 03/15/32 .................. 17 16,659
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(c)
..................... GBP 100 119,682
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 179 192,899
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. USD 90 87,261
7.00% , 02/15/29 .................. 20 19,924
9.13% , 07/15/31 .................. 109 116,914
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 .................. 200 184,700
5.13% , 12/15/29 .................. 200 177,000
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 32 29,692
7.13% , 02/15/31 .................. 106 107,512
5,657,444
Household Durables — 0.1%
(b)
Ashton Woods USA LLC, 4.63%, 08/01/29 .. 46 41,603
Beazer Homes USA, Inc., 7.50%, 03/15/31 .. 22 21,745
Brookfield Residential Properties, Inc.
5.00% , 06/15/29 .................. 91 80,576
4.88% , 02/15/30 .................. 61 52,792
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25 . 65 64,610
Dream Finders Homes, Inc., 8.25%, 08/15/28 . 58 59,741
Empire Communities Corp., 9.75%, 05/01/29 . 15 15,289
Installed Building Products, Inc., 5.75%,
02/01/28 ...................... 53 51,424
LG Electronics, Inc., 5.63%, 04/24/27 ..... 342 340,157
LGI Homes, Inc., 8.75%, 12/15/28 ........ 33 34,327
Mattamy Group Corp.
5.25% , 12/15/27 .................. 35 33,510
4.63% , 03/01/30 .................. 80 71,640
New Home Co., Inc. (The), 9.25%, 10/01/29 . 40 40,113
STL Holding Co. LLC, 8.75%, 02/15/29 .... 41 42,130
SWF Escrow Issuer Corp., 6.50%, 10/01/29 .. 63 38,931
988,588
Household Products — 0.0%
(b)
Central Garden & Pet Co., 4.13%, 04/30/31 .. 84 72,670
Spectrum Brands, Inc., 3.88%, 03/15/31 .... 44 41,176
113,846
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(b)
....... 200 196,943
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 71 67,348
4.63% , 02/01/29 .................. 44 40,418
5.00% , 02/01/31 .................. 14 12,686
NextEra Energy Partners LP
(b)(k)
0.00% , 11/15/25
(m)
................. 72 64,296
2.50% , 06/15/26 .................. 72 64,690
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 56 59,250
TransAlta Corp., 7.75%, 11/15/29 ........ 66 67,550
573,181
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, 6.38%, 12/15/30
(c)
.... EUR 202 225,263
GEMS MENASA Cayman Ltd., 7.13%,
07/31/26
(b)
..................... USD 314 312,136
Sisecam UK plc
(b)
8.25% , 05/02/29 .................. 275 279,733
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
8.63% , 05/02/32 .................. USD 232 $ 235,190
1,052,322
Insurance — 0.5%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 156 145,518
6.75% , 10/15/27 .................. 427 418,724
5.88% , 11/01/29 .................. 261 239,661
Allianz SE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.17%),
3.20%
(a) (b) (j)
.................... 400 322,194
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 57 51,818
Ardonagh Finco Ltd., 6.88%, 02/15/31
(c)
.... EUR 268 275,999
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... USD 209 203,575
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 109 105,832
AXA SA
(5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (c) (j)
.............. EUR 204 222,937
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... GBP 300 368,698
Howden UK Refinance plc, 7.25%, 02/15/31
(b)
USD 348 343,552
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 296 300,342
7.38% , 01/31/32 .................. 604 598,436
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30
(c)
. EUR 250 227,722
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. USD 100 102,766
10.50% , 12/15/30 ................. 102 107,979
Liberty Mutual Group, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.32%), 4.13%, 12/15/51
(a) (b)
.......... 450 409,585
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
503 505,609
4,950,947
IT Services — 0.1%
Atos SE, 1.75%, 05/07/25
(c)
............ EUR 100 20,650
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
... 100 105,080
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... USD 295 279,070
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 67 68,930
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
............... EUR 311 341,192
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. 135 130,734
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
..................... USD 37 39,747
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 15 14,935
1,000,338
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31
(b)
...... 84 82,374
Life Sciences Tools & Services — 0.0%
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 200 209,210
Machinery — 0.3%
Boels Topholding BV
(c)
6.25% , 02/15/29 .................. EUR 170 186,867
5.75% , 05/15/30 .................. 100 106,724
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. USD 97 99,212
9.50% , 01/01/31 .................. 58 62,263
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 90 67,663
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 155 159,548
IMA Industria Macchine Automatiche SpA
(a)(c)
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.91% , 01/15/28 ................ EUR 100 106,827

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.65% , 04/15/29 ................ EUR 219 $ 236,147
Loxam SAS
(c)
6.38% , 05/15/28 .................. 150 164,911
6.38% , 05/31/29 .................. 102 112,345
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 293 271,858
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 9.11%, 07/15/29
(a) (c)
. EUR 122 128,571
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 94 61,100
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... 39 35,247
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
................. EUR 187 189,700
7.63% , 07/15/28
(b)
................. USD 200 196,015
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
. EUR 150 153,038
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 309 295,580
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 103 92,549
2,726,165
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 160 161,412
Media — 0.6%
Altice Financing SA
2.25% , 01/15/25
(c)
................. EUR 100 103,118
9.63% , 07/15/27
(b)
................. USD 200 188,045
5.00% , 01/15/28
(b)
................. 200 157,842
5.75% , 08/15/29
(b)
................. 300 222,832
Banijay Entertainment SASU, 7.00%,
05/01/29
(c)
..................... EUR 247 276,151
Cable One, Inc.
0.00% , 03/15/26
(k) (m)
............... USD 66 56,925
4.00% , 11/15/30
(b)
................. 58 44,248
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 138 127,915
7.75% , 04/15/28 .................. 153 129,723
9.00% , 09/15/28 .................. 117 120,284
7.50% , 06/01/29 .................. 116 93,476
7.88% , 04/01/30 .................. 246 241,193
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 175 95,207
CSC Holdings LLC, 11.25%, 05/15/28
(b)
.... 400 353,814
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 195 181,755
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 89 69,988
5.75% , 12/01/28 .................. 17 11,480
DISH Network Corp., 11.75%, 11/15/27
(b)
... 201 202,615
EquipmentShare.com, Inc., 8.63%, 05/15/32
(b)
15 15,261
Eutelsat SA
(c)
1.50% , 10/13/28 .................. EUR 200 156,469
9.75% , 04/13/29 .................. 100 108,327
Gray Television, Inc.
(b)
5.88% , 07/15/26 .................. USD 72 69,417
7.00% , 05/15/27 .................. 57 51,869
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 43 35,604
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 200 185,365
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 25 23,509
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 59 52,513
4.63% , 03/15/30 .................. 10 8,828
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
........... 431 398,613
Pinewood Finco plc, 6.00%, 03/27/30
(c)
..... GBP 273 331,472
Security
Par (000)
Par (000) Value
Media (continued)
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. USD 128 $ 97,758
6.50% , 09/15/28 .................. 216 90,325
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a) (c) (j)
.................... EUR 100 98,701
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... USD 70 62,674
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 276 288,980
Summer BidCo BV, 10.00%, (10.00% Cash or
10.75% PIK), 02/15/29
(c) (i)
........... 100 107,508
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 200 174,154
Tele Columbus AG, 10.00%, 03/19/29
(a) (c)
... EUR 397 257,478
United Group BV
(c)
6.75% , 02/15/31 .................. 100 109,229
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.13% , 02/15/31
(a)
............... 100 106,720
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. USD 45 43,425
8.00% , 08/15/28 .................. 196 195,769
7.38% , 06/30/30 .................. 70 67,031
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 100 92,812
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
300 275,751
Ziggo BV, 2.88%, 01/15/30
(c)
........... 400 376,097
6,558,270
Metals & Mining — 0.2%
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. USD 27 28,112
11.50% , 10/01/31 ................. 238 265,010
ATI, Inc., 5.13%, 10/01/31 ............ 98 89,289
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 166 165,382
Carpenter Technology Corp., 7.63%, 03/15/30 103 104,940
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 105 98,763
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 97 90,312
4.50% , 06/01/31 .................. 78 68,319
Metinvest BV, 8.50%, 04/23/26
(c)
......... 246 190,650
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 10 10,483
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 169 167,937
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 171 159,879
3.88% , 08/15/31 .................. 71 60,124
POSCO, 5.63%, 01/17/26
(b)
............ 200 199,188
1,698,388
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 18 17,706
4.75% , 06/15/29 .................. 55 49,085
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 34 31,488
7.25% , 04/01/29 .................. 42 41,433
139,712
Oil, Gas & Consumable Fuels — 0.6%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 129 129,834
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 59 73,645
5.88% , 06/30/29 .................. 139 132,465
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 77 80,281
Buckeye Partners LP, 5.60%, 10/15/44 ..... 62 47,831
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
.. 124 128,326
Civitas Resources, Inc.
(b)
8.63% , 11/01/30 .................. 88 93,643
8.75% , 07/01/31 .................. 148 156,990
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
72 63,721
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 40 40,491

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. USD 109 $ 103,780
5.88% , 01/15/30 .................. 206 187,619
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 275 274,986
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 250 229,734
Crescent Energy Finance LLC
(b)
9.25% , 02/15/28 .................. 118 124,662
7.63% , 04/01/32 .................. 156 156,582
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
72 75,311
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
. 311 258,422
Enbridge, Inc.
(a)
Series 16-A , (3-mo. CME Term SOFR +
4.15%), 6.00% , 01/15/77 .......... 678 641,373
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84 ..................... 67 70,688
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 44 44,803
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (c)
.................... 180 172,541
Energy Transfer LP, Series B, (3-mo. LIBOR
USD + 4.16%), 6.63%
(a) (j)
............ 34 31,231
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 51 53,441
Genesis Energy LP
7.75% , 02/01/28 .................. 58 57,987
8.25% , 01/15/29 .................. 72 73,015
8.88% , 04/15/30 .................. 58 60,019
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
.. 243 228,056
Harvest Midstream I LP
(b)
7.50% , 09/01/28 .................. 40 40,110
7.50% , 05/15/32 .................. 42 42,052
Hilcorp Energy I LP
(b)
5.75% , 02/01/29 .................. 43 41,307
8.38% , 11/01/33 .................. 89 95,471
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 128 115,612
Kosmos Energy Ltd., 7.50%, 03/01/28
(c)
.... 200 191,000
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (c)
... 71 63,267
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 35 34,534
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
..................... 190 164,242
Murphy Oil Corp., 5.88%, 12/01/42
(l)
...... 11 9,688
New Fortress Energy, Inc.
(b)
6.75% , 09/15/25 .................. 121 119,513
6.50% , 09/30/26 .................. 4 3,825
8.75% , 03/15/29 .................. 108 105,327
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 93 94,084
8.75% , 06/15/31 .................. 143 150,422
Occidental Petroleum Corp., 6.63%, 09/01/30 106 109,832
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 57 58,624
Permian Resources Operating LLC, 9.88%,
07/15/31
(b)
..................... 64 70,780
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 46 46,985
Raizen Fuels Finance SA, 6.45%, 03/05/34
(b)
. 282 280,731
Repsol International Finance BV, (5-Year EUR
Swap Annual + 4.41%), 4.25%
(a) (c) (j)
..... EUR 200 207,784
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 101 93,097
SCC Power plc
(b)(i)
8.00% , ( 8.00 % Cash or 8.00 % PIK),
12/31/28 ..................... 410 162,948
4.00% , ( 4.00 % Cash or 4.00 % PIK),
05/17/32 ..................... 222 27,085
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ USD 131 $ 134,713
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 31 30,196
7.38% , 02/15/29 .................. 124 124,136
6.00% , 12/31/30 .................. 2 1,882
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 37 39,037
9.38% , 02/01/31 .................. 46 49,022
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 148 169,002
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... USD 100 97,325
Vital Energy, Inc.
9.75% , 10/15/30 .................. 59 64,286
7.88% , 04/15/32
(b)
................. 122 123,795
6,953,191
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(c)
................. EUR 100 99,602
4.88% , 02/04/28
(b)
................. USD 200 183,060
ProGroup AG
(c)
5.13% , 04/15/29 .................. EUR 100 106,804
5.38% , 04/15/31 .................. 121 128,324
517,790
Passenger Airlines — 0.0%
(b)
American Airlines, Inc., 8.50%, 05/15/29 .... USD 117 121,876
United Airlines, Inc., 4.63%, 04/15/29 ...... 74 68,200
VistaJet Malta Finance plc
7.88% , 05/01/27 .................. 62 55,136
6.38% , 02/01/30 .................. 87 67,324
312,536
Pharmaceuticals — 0.2%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 71 69,702
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 4.46%),
5.38% , 03/25/82 ................ EUR 200 198,197
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 100 106,314
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ................ 100 107,535
Catalent Pharma Solutions, Inc.
2.38% , 03/01/28
(c)
................. 165 166,782
3.50% , 04/01/30
(b)
................. USD 25 23,782
Cheplapharm Arzneimittel GmbH, 7.50%,
05/15/30
(c)
..................... EUR 240 268,580
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
USD 48 48,771
Gruenenthal GmbH, 6.75%, 05/15/30
(c)
..... EUR 100 112,133
Organon & Co., 2.88%, 04/30/28
(c)
....... 221 218,768
Teva Pharmaceutical Finance Netherlands II BV
7.38% , 09/15/29 .................. 200 235,585
4.38% , 05/09/30 .................. 100 101,993
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 54 50,080
4.75% , 05/09/27 .................. 200 191,284
1,899,506
Professional Services — 0.0%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 224 193,811
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 118 107,465
La Financiere Atalian SASU, 8.50%, (8.50%
Cash or 5.00% PIK), 06/30/28
(c) (i)
....... EUR 185 128,335

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 77 $ 72,687
502,298
Real Estate Management & Development — 0.2%
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(c) (i)
........... EUR 100 97,160
ADLER Real Estate AG, 3.00%, 04/27/26
(c)
.. 200 187,827
Agps Bondco plc, 5.00%, 01/14/29
(c) (d) (h)
.... 300 115,706
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(b)
..................... USD 161 140,980
Aroundtown SA, 0.38%, 04/15/27
(c)
....... EUR 300 269,735
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... 100 85,411
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 73 71,983
8.88% , 09/01/31 .................. 55 57,071
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
................ EUR 200 159,312
Fantasia Holdings Group Co. Ltd.
(c)(d)(h)
15.00% , 12/18/21 ................. USD 400 6,000
11.75% , 04/17/22 ................. 600 9,000
12.25% , 10/18/22 ................. 400 6,000
10.88% , 01/09/23 ................. 218 3,270
11.88% , 06/01/23 ................. 300 4,500
9.25% , 07/28/23 .................. 600 9,000
Heimstaden Bostad Treasury BV
(c)
1.38% , 03/03/27 .................. EUR 300 274,970
1.00% , 04/13/28 .................. 100 85,643
Howard Hughes Corp. (The)
(b)
5.38% , 08/01/28 .................. USD 4 3,764
4.13% , 02/01/29 .................. 47 41,504
4.38% , 02/01/31 .................. 66 55,965
JGC Ventures Pte. Ltd., 5.00%, (5.00% Cash or
5.00% PIK), 06/30/25
(c) (i)
............ 8 2,512
Modernland Overseas Pte. Ltd.
(c)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
04/30/27
(d) (h) (i)
.................. 447 145,390
Series 2 , 5.00% , 04/30/27 ............ 26 6,147
Realogy Group LLC, 5.75%, 01/15/29
(b)
.... 4 2,792
SBB Treasury OYJ, 0.75%, 12/14/28
(c)
..... EUR 100 65,633
Sunac China Holdings Ltd.
(c)(i)
5.00% , ( 5.00 % Cash or 6.00 % PIK),
09/30/25 ..................... USD 18 1,715
5.25% , ( 5.25 % Cash or 6.25 % PIK),
09/30/26 ..................... 18 1,532
5.50% , ( 5.50 % Cash or 6.50 % PIK),
09/30/27 ..................... 36 2,716
5.75% , ( 5.75 % Cash or 6.75 % PIK),
09/30/28 ..................... 54 3,523
6.00% , ( 6.00 % Cash or 7.00 % PIK),
09/30/29 ..................... 55 2,806
6.25% , ( 6.25 % Cash or 7.25 % PIK),
09/30/30 ..................... 26 1,161
1.00% , ( 1.00 % Cash or 2.00 % PIK),
09/30/32
(k)
.................... 22 1,072
1,921,800
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 111 98,582
Semiconductors & Semiconductor Equipment — 0.0%
ams-OSRAM AG
(c)
2.13% , 11/03/27
(k)
................. EUR 200 158,159
10.50% , 03/30/29 ................. 200 213,440
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ USD 51 44,783
416,382
Security
Par (000)
Par (000) Value
Software — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. USD 568 $ 511,340
Boxer Parent Co., Inc., 9.13%, 03/01/26
(b)
... 320 321,935
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 72 72,548
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 116 117,270
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 151 137,501
4.88% , 07/01/29 .................. 143 130,230
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 790 749,278
9.00% , 09/30/29 .................. 537 516,731
Dye & Durham Ltd., 8.63%, 04/15/29
(b)
..... 18 18,176
Elastic NV, 4.13%, 07/15/29
(b)
.......... 54 48,087
Helios Software Holdings, Inc.
4.63% , 05/01/28
(b)
................. 200 176,511
7.88% , 05/01/29
(c)
................. EUR 181 192,294
McAfee Corp., 7.38%, 02/15/30
(b)
........ USD 186 172,286
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 105 97,311
UKG, Inc., 6.88%, 02/01/31
(b)
........... 420 420,800
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 65 59,135
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
86 75,909
3,817,342
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 4.75%,
03/01/30 ...................... 10 9,064
Carvana Co.
(b)(i)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 45 41,796
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 33 30,930
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 62 58,673
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.. GBP 135 167,812
Dufry One BV, 4.75%, 04/18/31
(c)
........ EUR 156 167,304
Goldstory SAS, 6.75%, 02/01/30
(c)
....... 100 108,588
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 18 16,370
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 119 109,928
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
69 63,746
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 95 93,794
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 356 343,945
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (i)
............ 124 124,048
1,335,998
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.50%, 07/15/31
(b)
.. 92 98,229
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25% , 03/15/29 .................. 9 8,069
4.13% , 08/15/31 .................. 54 45,315
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 21 20,311
73,695
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 212 203,473
7.00% , 05/01/31 .................. 255 256,377
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 64 56,403
SRS Distribution, Inc.
4.63% , 07/01/28 .................. 190 189,292
6.13% , 07/01/29 .................. 226 229,358
6.00% , 12/01/29 .................. 95 96,322
1,031,225

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a) (c) (j)
.. EUR 200 $ 207,021
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (c) (j)
............... USD 348 344,868
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 10 9,889
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.65%, 04/22/30
(a)
...... EUR 150 158,879
Stena International SA, 7.25%, 01/15/31
(b)
... USD 400 400,323
1,120,980
Wireless Telecommunication Services — 0.4%
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34
(c)
................ GBP 200 177,577
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 200 193,698
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
.... 421 168,795
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 207 213,696
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 200 195,418
SoftBank Group Corp.
(c)
2.88% , 01/06/27 .................. EUR 100 100,584
4.00% , 09/19/29 .................. 400 396,375
3.88% , 07/06/32 .................. 400 374,587
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 200 208,578
(6-Year EUR Swap Annual + 4.32%), 7.13% 300 346,573
(7-Year EUR Swap Annual + 3.35%), 6.14% 100 110,455
(EUAMDB08 + 3.12%), 5.75% ........ 200 214,507
Vodafone Group plc
(a)(c)
(5-Year EUR Swap Annual + 3.00%),
2.63% , 08/27/80 ................ 200 204,251
Series 60NC10 , (5-Year EUR Swap Annual
+ 3.48%), 3.00% , 08/27/80 ......... 500 480,187
(5-Year EUR Swap Annual + 3.49%),
6.50% , 08/30/84 ................ 300 341,771
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86 ..................... GBP 100 132,914
WP/AP Telecom Holdings III BV, 5.50%,
01/15/30
(c)
..................... EUR 101 97,600
3,957,566
Total Corporate Bonds — 10 .8%
(Cost: $ 119,658,391 ) .............................. 116,024,283
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
Citigroup, Inc. ( Hexcel Corp. ) , 11.73% , 07/24/24 USD 10 632,845
Royal Bank of Canada ( RTX Corp. ) ,
19.18% , 06/06/24 ................. 9 931,045
SGA Societe Generale Acceptance
NV ( L3Harris Technologies, Inc. ) ,
12.38% , 05/10/24 ................. 4 793,513
2,357,403
Automobile Components — 0.0%
(b)(c)
Mizuho Markets Cayman LP ( Lear Corp. ) ,
22.65% , 06/03/24 ................. 1 180,175
Nomura Holdings, Inc. ( Aptiv plc ) ,
34.21% , 05/23/24 ................. 2 159,144
339,319
Security
Par (000)
Par (000) Value
Automobiles — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Ford Motor Co. ) ,
18.64% , 07/26/24 ................. USD 73 $ 909,150
Nomura Holdings, Inc. ( General Motors Co. ) ,
22.04% , 05/15/24 ................. 10 438,219
1,347,369
Banks — 0.9%
Barclays Bank plc ( Citigroup, Inc. ) ,
23.50% , 05/28/24
(b) (c)
............... 16 974,450
BNP Paribas SA ( Wells Fargo & Co. ) ,
14.31% , 07/15/24
(b) (c)
............... 20 1,155,085
Citigroup, Inc. ( First Citizens BancShares, Inc. ) ,
22.44% , 05/28/24
(b) (c)
............... —
(n)
662,506
JPMorgan Structured Products BV ( Citizens
Financial Group, Inc. ) , 30.28% , 05/08/24
(b) (c)
6 182,261
JPMorgan Structured Products BV ( PNC
Financial Services Group, Inc. (The) ) ,
14.87% , 07/17/24
(b) (c)
............... 2 318,089
JPMorgan Structured Products BV (Wells Fargo
& Co.)
18.10% , 05/01/24
(b) (c)
............... 20 1,096,094
18.97% , 06/13/24
(b) (c)
............... 20 1,173,397
Nomura Holdings, Inc. ( JPMorgan Chase &
Co. ) , 9.98% , 07/12/24
(b) (c)
............ 16 3,142,703
Royal Bank of Canada ( First Horizon Corp. ) ,
20.64% , 07/18/24
(b) (c)
............... 33 485,898
9,190,483
Beverages — 0.3%
(b)(c)
Nomura Holdings, Inc. ( Keurig Dr Pepper, Inc. ) ,
10.69% , 06/10/24 ................. 6 190,447
Royal Bank of Canada ( Diageo plc ) ,
9.30% , 08/01/24 .................. GBP 64 2,238,784
Royal Bank of Canada ( Molson Coors
Beverage Co. ) , 11.85% , 05/02/24 ....... USD 17 978,692
3,407,923
Broadline Retail — 0.0%
Goldman Sachs International ( Alibaba Group
Holding Ltd. ) , 25.42% , 05/10/24
(b) (c)
...... 4 306,461
Building Products — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Johnson Controls
International plc ) , 15.97% , 05/06/24 ..... 5 320,469
Nomura Holdings, Inc. ( Allegion plc ) ,
19.21% , 05/15/24 ................. 2 232,923
Royal Bank of Canada ( Johnson Controls
International plc ) , 14.58% , 05/07/24 ..... 15 943,563
1,496,955
Capital Markets — 0.9%
Barclays Bank plc ( Blackstone, Inc. ) ,
15.00% , 07/19/24
(b) (c)
............... 15 1,807,483
Barclays Bank plc ( Morgan Stanley ) ,
18.69% , 05/30/24
(b) (c)
............... 18 1,603,543
Barclays Bank plc (Raymond James Financial,
Inc.)
17.67% , 05/01/24
(b) (c)
............... 3 325,031
15.08% , 06/13/24
(b) (c)
............... 3 318,701
Barclays Bank plc ( State Street Corp. ) ,
14.35% , 07/15/24
(b) (c)
............... 7 475,508
BMO Capital Markets Corp. ( Intercontinental
Exchange, Inc. ) , 6.75% , 05/02/24
(b) (c)
..... 4 452,378
BNP Paribas SA ( Charles Schwab Corp. (The) ) ,
14.73% , 07/16/24
(b) (c)
............... 7 487,548
Mizuho Markets Cayman LP ( Bank of New York
Mellon Corp. (The) ) , 11.37% , 07/17/24
(b) (c)
. 6 321,522
Nomura Holdings, Inc. ( Carlyle Group, Inc.
(The) ) , 30.31% , 05/23/24
(b) (c)
.......... 4 170,840

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Nomura Holdings, Inc. ( S&P Global, Inc. ) ,
7.76% , 07/26/24
(b) (c)
................ USD 5 $ 1,875,219
Royal Bank of Canada ( Goldman Sachs Group,
Inc. (The) ) , 13.05% , 07/16/24
(b) (c)
....... 2 988,185
SGA Societe Generale Acceptance NV ( Cboe
Global Markets, Inc. ) , 11.15% , 05/06/24
(b) (c)
5 989,817
9,815,775
Chemicals — 0.5%
(b)(c)
BMO Capital Markets Corp. ( International
Flavors & Fragrances, Inc. ) ,
21.83% , 05/06/24 ................. 5 426,419
BNP Paribas SA ( Corteva, Inc. ) ,
12.21% , 05/02/24 ................. 28 1,526,369
BNP Paribas SA ( Ecolab, Inc. ) ,
8.48% , 06/13/24 .................. 5 1,085,080
Citigroup, Inc. ( Albemarle Corp. ) ,
39.47% , 05/03/24 ................. 4 463,325
Royal Bank of Canada ( PPG Industries, Inc. ) ,
10.92% , 07/22/24 ................. 11 1,395,635
Royal Bank of Canada ( Sherwin-Williams Co.
(The) ) , 11.51% , 07/25/24 ............ 3 922,418
5,819,246
Commercial Services & Supplies — 0.1%
Citigroup, Inc. ( Waste Management, Inc. ) ,
7.45% , 07/25/24
(b) (c)
................ 6 1,228,504
Communications Equipment — 0.3%
(b)(c)
BNP Paribas SA ( Arista Networks, Inc. ) ,
25.68% , 05/01/24 ................. 3 890,730
Citigroup, Inc. ( Cisco Systems, Inc. ) ,
12.34% , 05/15/24 ................. 33 1,549,072
Mizuho Markets Cayman LP ( Cisco Systems,
Inc. ) , 19.80% , 06/03/24 .............. 11 500,524
2,940,326
Construction Materials — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Eagle
Materials, Inc. ) , 16.10% , 05/17/24 ...... 3 764,596
JPMorgan Structured Products BV ( Martin
Marietta Materials, Inc. ) , 10.35% , 05/03/24 3 1,580,138
2,344,734
Consumer Finance — 0.4%
(b)(c)
Barclays Bank plc ( PROG Holdings, Inc. ) ,
12.95% , 07/15/24 ................. 9 1,943,238
Citigroup, Inc. ( American Express Co. ) ,
11.99% , 07/22/24 ................. 7 1,590,911
Royal Bank of Canada ( Ally Financial, Inc. ) ,
21.23% , 07/19/24 ................. 16 615,270
4,149,419
Consumer Staples Distribution & Retail — 0.8%
(b)(c)
BMO Capital Markets Corp. ( Target Corp. ) ,
20.82% , 05/17/24 ................. 9 1,515,133
BNP Paribas SA ( Sysco Corp. ) ,
7.45% , 06/13/24 .................. 14 1,076,528
Citigroup, Inc. ( Walmart, Inc. ) , 9.32% , 05/16/24 54 3,221,844
Nomura Holdings, Inc. ( Kroger Co. (The) ) ,
14.46% , 06/14/24 ................. 14 771,773
Royal Bank of Canada ( Dollar General Corp. ) ,
25.99% , 06/06/24 ................. 4 593,582
Royal Bank of Canada ( Sysco Corp. ) ,
10.24% , 05/02/24 ................. 19 1,410,297
8,589,157
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(b)(c)
JPMorgan Structured Products BV (Sealed Air
Corp.)
29.81% , 05/01/24
(b) (c)
............... USD 13 $ 398,073
29.13% , 06/10/24
(b) (c)
............... 4 138,833
35.26% , 06/13/24
(b) (c)
............... 13 397,750
934,656
Diversified Telecommunication Services — 0.7%
Barclays Bank plc (Verizon Communications,
Inc.)
20.43% , 05/01/24
(b) (c)
............... 17 669,856
11.27% , 06/13/24
(b) (c)
............... 15 579,207
Mizuho Markets Cayman LP ( Telekom Malaysia
Bhd ) , 21.42% , 05/08/24
(b) (c)
........... 17 281,618
Nomura Holdings, Inc. ( Telekom Malaysia Bhd ) ,
13.64% , 07/26/24
(b) (c)
............... 167 2,819,812
Nomura Holdings, Inc. ( Verizon
Communications, Inc. ) , 14.10% , 07/22/24
(b) (c)
80 3,147,585
7,498,078
Electric Utilities — 0.1%
(b)(c)
Barclays Bank plc ( NextEra Energy, Inc. ) ,
21.65% , 05/10/24 ................. 2 110,832
Mizuho Markets Cayman LP ( American Electric
Power Co., Inc. ) , 18.70% , 06/03/24 ...... 4 307,249
Mizuho Markets Cayman LP ( Exelon Corp. ) ,
17.72% , 05/08/24 ................. 9 331,737
Royal Bank of Canada ( Edison International ) ,
13.89% , 05/28/24 ................. 3 198,029
SGA Societe Generale Acceptance NV ( PG&E
Corp. ) , 12.22% , 05/10/24 ............ 17 281,427
1,229,274
Electrical Equipment — 0.8%
(b)(c)
Barclays Bank plc ( Eaton Corp. plc ) ,
16.96% , 06/13/24 ................. 6 1,851,186
Barclays Bank plc ( Sensata Technologies
Holding plc ) , 29.29% , 06/03/24 ........ 6 207,990
BNP Paribas SA ( Emerson Electric Co. ) ,
5.83% , 05/03/24 .................. 19 2,052,881
Nomura Holdings, Inc. ( Eaton Corp. plc ) ,
12.89% , 05/02/24 ................. 7 2,196,887
Royal Bank of Canada ( Eaton Corp. plc ) ,
13.41% , 05/02/24 ................. 7 2,061,014
8,369,958
Electronic Equipment, Instruments & Components — 0.6%
(b)(c)
BNP Paribas SA ( CDW Corp. ) , 7.64% , 05/03/24 6 1,393,113
BNP Paribas SA ( Corning, Inc. ) ,
14.43% , 06/13/24 ................. 9 309,900
BNP Paribas SA ( Flex Ltd. ) , 25.65% , 05/10/24 60 1,710,111
Citigroup, Inc. ( Amphenol Corp. ) ,
9.23% , 07/24/24 .................. 16 1,900,265
Nomura Holdings, Inc. ( TE Connectivity Ltd. ) ,
10.13% , 07/26/24 ................. 9 1,259,348
SGA Societe Generale Acceptance NV ( Zebra
Technologies Corp. ) , 26.78% , 05/06/24 ... 1 299,352
6,872,089
Energy Equipment & Services — 0.2%
(b)(c)
Citigroup, Inc. ( Baker Hughes Co. ) ,
12.21% , 07/19/24 ................. 29 937,435
Citigroup, Inc. ( Schlumberger NV ) ,
15.67% , 07/22/24 ................. 19 899,986
1,837,421

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.5%
(b)(c)
BMO Capital Markets Corp. ( Walt Disney Co.
(The) ) , 16.50% , 05/10/24 ............ USD 19 $ 2,072,814
BNP Paribas SA ( Netflix, Inc. ) ,
10.53% , 07/19/24 ................. 6 3,095,986
5,168,800
Financial Services — 0.5%
(b)(c)
Barclays Bank plc ( Fidelity National Information
Services, Inc. ) , 20.44% , 06/10/24 ....... 11 744,161
Barclays Bank plc ( Visa, Inc. ) , 9.17% , 05/10/24 1 377,020
Citigroup, Inc. ( Global Payments, Inc. ) ,
15.80% , 05/01/24 ................. 12 1,558,285
Nomura Holdings, Inc. ( Equitable Holdings,
Inc. ) , 23.40% , 05/23/24 .............. 9 336,260
Royal Bank of Canada ( Fiserv, Inc. ) ,
7.19% , 07/26/24 .................. 10 1,536,651
Royal Bank of Canada ( PayPal Holdings, Inc. ) ,
20.65% , 06/13/24 ................. 16 1,083,816
5,636,193
Food Products — 0.6%
(b)(c)
Barclays Bank plc ( BAWAG Group AG ) ,
14.46% , 05/03/24 ................. 13 1,334,090
Citigroup, Inc. ( BAWAG Group AG ) ,
12.36% , 07/24/24 ................. 9 905,444
Mizuho Markets Cayman LP ( PPB Group Bhd ) ,
9.20% , 07/12/24 .................. 11 1,886,698
Royal Bank of Canada ( Tyson Foods, Inc. ) ,
11.13% , 05/08/24 ................. 22 1,334,490
SGA Societe Generale Acceptance NV ( Kraft
Heinz Co. (The) ) , 12.92% , 05/10/24 ..... 24 831,906
6,292,628
Ground Transportation — 0.4%
(b)(c)
BNP Paribas SA ( Uber Technologies, Inc. ) ,
20.12% , 05/03/24 ................. 21 1,373,876
Citigroup, Inc. ( Union Pacific Corp. ) ,
11.42% , 07/26/24 ................. 8 1,838,092
Royal Bank of Canada ( CSX Corp. ) ,
9.31% , 07/19/24 .................. 36 1,304,394
4,516,362
Health Care Equipment & Supplies — 1.0%
(b)(c)
Barclays Bank plc ( Stryker Corp. ) ,
9.29% , 05/01/24 .................. 4 1,480,760
Citigroup, Inc. ( Intuitive Surgical, Inc. ) ,
13.13% , 07/22/24 ................. 4 1,384,416
HSBC Bank plc ( Koninklijke Philips NV ) ,
38.50% , 05/31/24 ................. EUR 14 327,958
Nomura Holdings, Inc. ( Baxter International,
Inc. ) , 26.18% , 05/23/24 .............. USD 17 688,696
Nomura Holdings, Inc. ( Boston Scientific Corp. ) ,
8.78% , 07/26/24 .................. 30 2,155,051
Nomura Holdings, Inc. ( Budimex SA ) ,
8.94% , 05/03/24 .................. 6 1,495,778
Royal Bank of Canada ( IDEXX Laboratories,
Inc. ) , 15.11% , 05/03/24 .............. 3 1,343,186
Royal Bank of Canada ( Medtronic plc ) ,
16.99% , 05/15/24 ................. 9 694,927
Royal Bank of Canada ( Zimmer Biomet
Holdings, Inc. ) , 11.15% , 05/02/24 ....... 10 1,194,106
10,764,878
Health Care Providers & Services — 2.5%
(b)(c)
Barclays Bank plc ( CVS Health Corp. ) ,
21.81% , 05/03/24 ................. 49 3,352,858
Barclays Bank plc ( Tenet Healthcare Corp. ) ,
19.88% , 06/13/24 ................. 10 1,094,938
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Barclays Bank plc ( UnitedHealth Group, Inc. ) ,
10.18% , 05/30/24 ................. USD 13 $ 6,414,130
BNP Paribas SA ( Elevance Health, Inc. ) ,
9.26% , 07/19/24 .................. 9 4,664,985
Mizuho Markets Cayman LP ( Centene Corp. ) ,
8.17% , 06/11/24 .................. 17 1,233,409
Mizuho Markets Cayman LP ( Cigna Group
(The) ) , 19.00% , 05/08/24 ............ 2 617,018
Mizuho Markets Cayman LP ( Humana, Inc. ) ,
23.12% , 05/08/24 ................. 1 273,415
Mizuho Markets Cayman LP ( Laboratory Corp.
of America Holdings ) , 14.83% , 05/08/24 .. 3 565,716
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
19.77% , 05/03/24 ................. 13 1,305,351
Nomura Holdings, Inc. ( Elevance Health, Inc. ) ,
15.43% , 05/15/24 ................. 1 604,902
Nomura Holdings, Inc. ( McKesson Corp. ) ,
9.03% , 05/08/24 .................. 2 1,279,947
SGA Societe Generale Acceptance NV
( Cardinal Health, Inc. ) , 26.23% , 05/23/24 .. 7 701,124
SGA Societe Generale Acceptance NV ( Cigna
Group (The) ) , 10.16% , 05/02/24 ........ 8 2,803,525
Societe Generale SA ( HCA Healthcare, Inc. ) ,
7.90% , 06/11/24 .................. 6 1,891,484
26,802,802
Health Care REITs — 0.1%
Mizuho Markets Cayman LP ( Welltower, Inc. ) ,
12.57% , 06/13/24
(b) (c)
............... 8 770,428
Hotels, Restaurants & Leisure — 1.7%
(b)(c)
Barclays Bank plc ( McDonald's Corp. ) ,
5.20% , 05/01/24 .................. 6 1,585,319
Barclays Bank plc ( Starbucks Corp. ) ,
12.36% , 05/02/24 ................. 24 2,088,343
BMO Capital Markets Corp. ( Aramark ) ,
12.94% , 05/09/24 ................. 37 1,168,399
BNP Paribas SA ( Marriott International, Inc. ) ,
10.19% , 05/02/24 ................. 5 1,069,291
Citigroup, Inc. ( Hilton Worldwide Holdings, Inc. ) ,
8.46% , 07/26/24 .................. 9 1,810,504
Citigroup, Inc. ( Royal Caribbean Cruises Ltd. ) ,
11.54% , 07/26/24 ................. 9 1,257,259
HSBC Bank plc ( Compass Group plc ) ,
8.43% , 05/15/24 .................. GBP 56 1,535,743
Nomura Holdings, Inc. ( Chipotle Mexican Grill,
Inc. ) , 10.24% , 07/26/24 .............. USD —
(n)
1,244,199
Nomura Holdings, Inc. ( Royal Caribbean
Cruises Ltd. ) , 19.92% , 05/03/24 ........ 10 1,443,508
Nomura Holdings, Inc. ( Wynn Resorts Ltd. ) ,
21.95% , 05/09/24 ................. 14 1,306,604
Royal Bank of Canada ( Domino's Pizza, Inc. ) ,
13.82% , 06/18/24 ................. 2 1,242,106
Royal Bank of Canada ( McDonald's Corp. ) ,
9.63% , 06/13/24 .................. 7 2,009,696
17,760,971
Household Durables — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Sony Group
Corp. ) , 22.21% , 06/13/24 ............ 4 365,156
Mizuho Markets Cayman LP ( Sony Group
Corp. ) , 16.15% , 05/01/24 ............ 4 356,986
SGA Societe Generale Acceptance NV ( Newell
Brands, Inc. ) , 31.67% , 05/23/24 ........ 17 134,619
856,761

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products — 0.5%
(b)(c)
Barclays Bank plc ( Henkel AG & Co. KGaA ) ,
22.72% , 05/31/24 ................. EUR 2 $ 150,912
Barclays Bank plc ( Reckitt Benckiser Group
plc ) , 18.12% , 06/17/24 .............. GBP 3 137,590
Citigroup, Inc. ( Procter & Gamble Co. (The) ) ,
5.27% , 07/22/24 .................. USD 20 3,189,776
Royal Bank of Canada ( Kimberly-Clark Corp. ) ,
8.04% , 07/25/24 .................. 7 936,580
Societe Generale SA ( Colgate-Palmolive Co. ) ,
5.82% , 06/11/24 .................. 14 1,244,074
5,658,932
Industrial Conglomerates — 0.0%
BNP Paribas SA ( Siemens AG ) ,
15.73% , 06/17/24
(b) (c)
............... EUR 1 112,410
Insurance — 0.9%
(b)(c)
Barclays Bank plc ( Marsh & McLennan Cos.,
Inc. ) , 6.13% , 07/19/24 .............. USD 6 1,221,982
Barclays Bank plc ( Willis Towers Watson plc ) ,
15.67% , 05/10/24 ................. 2 428,927
BNP Paribas SA ( Fidelity National Financial,
Inc. ) , 20.12% , 06/06/24 .............. 16 764,127
BNP Paribas SA ( Prudential Financial, Inc. ) ,
36.52% , 05/20/24 ................. GBP 41 366,038
Goldman Sachs International ( American
International Group, Inc. ) , 20.01% , 06/06/24 USD 11 857,911
JPMorgan Structured Products BV ( Arthur J
Gallagher & Co. ) , 8.90% , 06/11/24 ...... 5 1,231,522
Mizuho Markets Cayman LP ( Chubb Ltd. ) ,
9.65% , 07/25/24 .................. 12 2,838,604
Nomura Holdings, Inc. ( Allstate Corp. (The) ) ,
9.94% , 05/01/24 .................. 9 1,606,524
9,315,635
Interactive Media & Services — 1.2%
(b)(c)
Goldman Sachs International ( Match Group,
Inc. ) , 25.09% , 05/02/24 .............. 22 665,940
Mizuho Markets Cayman LP ( Alphabet, Inc. ) ,
10.08% , 06/11/24 ................. 54 8,838,316
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
19.32% , 06/18/24 ................. 9 3,702,445
13,206,701
IT Services — 0.3%
(b)(c)
BMO Capital Markets Corp. ( DXC Technology
Co. ) , 26.64% , 05/17/24 .............. 32 618,239
Mizuho Markets Cayman LP ( Cognizant
Technology Solutions Corp. ) ,
24.00% , 06/03/24 ................. 8 512,925
Mizuho Markets Cayman LP ( Gartner, Inc. ) ,
9.57% , 05/02/24 .................. 4 1,708,662
2,839,826
Leisure Products — 0.1%
(b)(c)
Nomura Holdings, Inc. ( Hasbro, Inc. ) ,
39.69% , 06/10/24 ................. 5 323,614
Royal Bank of Canada ( Polaris, Inc. ) ,
14.88% , 07/25/24 ................. 7 624,701
948,315
Life Sciences Tools & Services — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Fortrea Holdings,
Inc. ) , 17.92% , 05/06/24 .............. 6 223,768
Royal Bank of Canada ( Danaher Corp. ) ,
9.77% , 07/25/24 .................. 7 1,836,574
2,060,342
Security
Par (000)
Par (000) Value
Machinery — 1.0%
(b)(c)
BMO Capital Markets Corp. ( Cummins, Inc. ) ,
13.08% , 05/02/24 ................. USD 3 $ 800,081
BNP Paribas SA ( Parker-Hannifin Corp. ) ,
11.00% , 05/02/24 ................. 3 1,371,432
BNP Paribas SA ( Stanley Black & Decker, Inc. ) ,
16.59% , 05/03/24 ................. 7 600,865
Citigroup, Inc. ( Caterpillar, Inc. ) ,
10.42% , 08/01/24 ................. 7 2,459,494
JPMorgan Structured Products BV ( Deere &
Co. ) , 15.87% , 05/21/24 .............. 4 1,583,518
Nomura Holdings, Inc. ( Pentair plc ) ,
11.01% , 07/26/24 ................. 12 940,154
Nomura Holdings, Inc. ( Westinghouse Air Brake
Technologies Corp. ) , 9.15% , 07/26/24 .... 6 929,591
Royal Bank of Canada ( Westinghouse Air Brake
Technologies Corp. ) , 13.74% , 05/28/24 ... 1 211,193
Royal Bank of Canada ( Xylem, Inc. ) ,
7.07% , 05/06/24 .................. 10 1,341,527
10,237,855
Media — 0.4%
Barclays Bank plc ( Fox Corp. ) ,
18.00% , 06/10/24
(b) (c)
............... 9 280,970
Citigroup, Inc. (Comcast Corp.)
18.30% , 05/28/24
(b) (c)
............... 16 622,688
11.35% , 07/26/24
(b) (c)
............... 82 3,126,902
4,030,560
Multi-Utilities — 0.0%
Royal Bank of Canada ( Sempra ) ,
11.68% , 06/06/24
(b) (c)
............... 6 419,447
Oil, Gas & Consumable Fuels — 1.1%
(b)(c)
BMO Capital Markets Corp. ( ConocoPhillips ) ,
11.77% , 05/02/24 ................. 8 957,824
BNP Paribas SA ( BP plc ) , 22.98% , 05/20/24 .. GBP 163 1,028,014
BNP Paribas SA ( Kosmos Energy Ltd. ) ,
23.04% , 06/06/24 ................. USD 60 348,031
BNP Paribas SA ( Shell plc ) , 16.95% , 06/17/24 GBP 27 952,994
JPMorgan Structured Products BV ( Occidental
Petroleum Corp. ) , 12.25% , 05/09/24 ..... USD 15 986,837
Royal Bank of Canada ( Chevron Corp. ) ,
19.73% , 06/06/24 ................. 2 368,107
Royal Bank of Canada ( Suncor Energy, Inc. ) ,
15.56% , 05/28/24 ................. 13 502,217
Societe Generale SA ( Exxon Mobil Corp. ) ,
17.01% , 06/11/24 ................. 46 5,433,479
Toronto-Dominion Bank (The) ( Marathon
Petroleum Corp. ) , 17.33% , 05/02/24 ..... 8 1,432,468
12,009,971
Passenger Airlines — 0.0%
BMO Capital Markets Corp. ( United Airlines
Holdings, Inc. ) , 22.05% , 07/18/24
(b) (c)
..... 10 486,362
Personal Care Products — 0.1%
(b)(c)
Nomura Holdings, Inc. ( Coty, Inc. ) ,
21.65% , 05/09/24 ................. 68 774,985
Royal Bank of Canada ( Unilever plc ) ,
18.65% , 06/06/24 ................. 3 134,211
909,196
Pharmaceuticals — 0.7%
(b)(c)
Barclays Bank plc ( Johnson & Johnson ) ,
10.46% , 07/17/24 ................. 11 1,555,619
BNP Paribas SA ( AstraZeneca plc ) ,
15.43% , 06/17/24 ................. GBP 2 301,927
BNP Paribas SA ( Eli Lilly & Co. ) ,
15.47% , 06/13/24 ................. USD 4 3,103,589

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Citigroup, Inc. ( Eli Lilly & Co. ) ,
23.00% , 05/28/24 ................. USD —
(n)
$ 309,175
Citigroup, Inc. ( Merck & Co., Inc. ) ,
8.86% , 07/30/24 .................. 14 1,858,619
HSBC Bank plc ( Bristol-Myers Squibb Co. ) ,
21.02% , 05/06/24 ................. 3 150,002
JPMorgan Structured Products BV ( Bayer AG ) ,
35.38% , 05/31/24 ................. EUR 12 339,043
JPMorgan Structured Products BV ( Pfizer, Inc. ) ,
28.00% , 06/10/24 ................. USD 7 183,095
7,801,069
Professional Services — 0.3%
(b)(c)
Barclays Bank plc ( Dun & Bradstreet Holdings,
Inc. ) , 18.84% , 05/10/24 .............. 39 357,829
Barclays Bank plc ( SS&C Technologies
Holdings, Inc. ) , 15.65% , 06/10/24 ....... 13 803,284
BMO Capital Markets Corp. ( Paycom Software,
Inc. ) , 23.66% , 05/02/24 .............. 5 927,742
Societe Generale SA ( Leidos Holdings, Inc. ) ,
18.64% , 06/10/24 ................. 6 809,106
2,897,961
Semiconductors & Semiconductor Equipment — 0.4%
(b)(c)
Citigroup, Inc. ( Applied Materials, Inc. ) ,
29.76% , 05/16/24 ................. 12 2,331,004
Citigroup, Inc. ( Lam Research Corp. ) ,
14.47% , 07/26/24 ................. 2 1,845,749
SGA Societe Generale Acceptance NV ( Texas
Instruments, Inc. ) , 15.29% , 05/06/24 ..... 1 159,069
4,335,822
Software — 2.9%
(b)(c)
BNP Paribas SA ( DocuSign, Inc. ) ,
24.17% , 06/07/24 ................. 39 2,189,495
BNP Paribas SA ( Workday, Inc. ) ,
17.99% , 05/24/24 ................. 5 1,179,422
BNP Paribas SA ( Zoom Video Communications,
Inc. ) , 18.41% , 05/23/24 .............. 15 930,048
Citigroup, Inc. ( ServiceNow, Inc. ) ,
11.47% , 07/26/24 ................. 3 2,293,702
Goldman Sachs International ( Salesforce, Inc. ) ,
16.69% , 05/31/24 ................. 13 3,527,318
Mizuho Markets Cayman LP ( Cadence Design
Systems, Inc. ) , 11.50% , 07/24/24 ....... 4 1,228,734
Royal Bank of Canada ( Microsoft Corp. ) ,
16.72% , 05/28/24 ................. 1 314,979
Societe Generale SA ( Crowdstrike Holdings,
Inc. ) , 30.13% , 05/31/24 .............. 4 1,260,581
Societe Generale SA ( Microsoft Corp. ) ,
9.54% , 06/11/24 .................. 45 17,764,382
30,688,661
Specialized REITs — 0.1%
(b)(c)
Citigroup, Inc. ( Equinix, Inc. ) , 18.09% , 05/03/24 1 577,486
Royal Bank of Canada ( Crown Castle, Inc. ) ,
20.83% , 05/15/24 ................. 4 369,330
946,816
Specialty Retail — 0.5%
(b)(c)
BNP Paribas SA ( Gap, Inc. (The) ) ,
38.08% , 05/24/24 ................. 30 620,333
Goldman Sachs International ( Best Buy Co.,
Inc. ) , 15.66% , 05/24/24 .............. 16 1,204,517
Nomura Holdings, Inc. ( AutoZone, Inc. ) ,
13.30% , 05/23/24 ................. 1 1,570,970
Nomura Holdings, Inc. ( Burlington Stores, Inc. ) ,
24.07% , 05/24/24 ................. 4 645,430
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Nomura Holdings, Inc. ( O'Reilly Automotive,
Inc. ) , 8.14% , 07/26/24 .............. USD 1 $ 1,205,714
Royal Bank of Canada ( Ross Stores, Inc. ) ,
10.80% , 05/17/24 ................. 5 610,825
5,857,789
Technology Hardware, Storage & Peripherals — 1.2%
(b)(c)
BMO Capital Markets Corp. ( Apple, Inc. ) ,
12.36% , 05/02/24 ................. 21 3,582,624
BNP Paribas SA ( Apple, Inc. ) , 7.73% , 05/06/24 11 1,905,007
Royal Bank of Canada ( Apple, Inc. ) ,
11.61% , 05/02/24 ................. 40 6,843,380
SGA Societe Generale Acceptance NV ( HP,
Inc. ) , 20.86% , 05/08/24 .............. 7 205,947
12,536,958
Textiles, Apparel & Luxury Goods — 0.2%
(b)(c)
BNP Paribas SA ( Ralph Lauren Corp. ) ,
15.40% , 05/24/24 ................. 3 578,173
JPMorgan Structured Products BV ( Tapestry,
Inc. ) , 33.78% , 06/10/24 .............. 6 247,715
Royal Bank of Canada ( NIKE, Inc. ) ,
11.67% , 06/28/24 ................. 16 1,525,717
2,351,605
Tobacco — 0.2%
(b)(c)
Barclays Bank plc ( British American Tobacco
plc ) , 16.43% , 05/31/24 .............. GBP 21 620,372
Mizuho Markets Cayman LP ( Philip Morris
International, Inc. ) , 10.22% , 07/23/24 .... USD 19 1,842,266
2,462,638
Trading Companies & Distributors — 0.1%
Nomura Holdings, Inc. ( WW Grainger, Inc. ) ,
10.57% , 08/01/24
(b) (c)
............... 1 603,400
Wireless Telecommunication Services — 0.2%
(b)(c)
BNP Paribas SA ( Vodafone Group plc ) ,
29.05% , 05/20/24 ................. GBP 473 399,238
Societe Generale SA ( T-Mobile US, Inc. ) ,
7.56% , 06/11/24 .................. USD 11 1,869,206
2,268,444
Total Equity-Linked Notes — 27 .3%
(Cost: $ 299,838,850 ) .............................. 293,631,088
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti Holdings, Inc., Term Loan , 05/01/31
(o)
. 113 111,964
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
15.00%
,
10/15/26 ................. 110 113,550
Clear Channel International BV, Term Loan ,
08/12/27
(e) (o)
..................... 90 88,650
202,200
Total Fixed Rate Loan Interests — 0 .0%
(Cost: $ 311,679 ) ................................. 314,164

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ USD 506 $ 463,426
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 94 85,919
Bleriot US Bidco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.57%
,
10/30/28 .................. 93 93,227
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.01%
,
08/03/29 ....... 125 122,536
Dynasty Acquisition Co., Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
08/24/28 ............ 525 527,747
Dynasty Acquisition Co., Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
08/24/28 ............ 203 203,486
Ovation Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.83%
,
04/21/31 .................. 131 131,410
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
02/01/28 .................. 358 358,136
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 145 145,478
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.56%
,
11/05/28 ............. 160 160,360
TransDigm, Inc., Term Loan I , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.06%
,
08/24/28 .................. 79 79,752
TransDigm, Inc., Term Loan J , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.56%
,
02/28/31 .................. 354 356,035
TransDigm, Inc., Term Loan K , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.06%
,
03/22/30 .................. 192 192,423
2,919,935
Automobile Components — 0.1%
(a)
Champions Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.07%
,
02/23/29 ................. 346 347,010
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.32%
,
05/06/30 .................. 472 473,601
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.17% - 10.40%
,
11/17/28 ........... 202 197,633
1,018,244
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
12/14/27
(a) (e)
.......... 259 259,832
Security
Par (000)
Par (000) Value
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.66%
,
01/24/29 .................. USD 601 $ 579,874
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.40%
,
01/24/30 ................. 266 222,023
801,897
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.68%
,
11/24/28 ... 139 138,535
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.57%
,
02/28/30 .................. 62 62,287
StubHub Holdco Sub LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.07%
,
03/15/30 ................. 646 645,043
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.32%
,
12/21/27 .................. 78 60,592
906,457
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.57%
,
05/13/29 . 41 40,921
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
11/03/28 .................. 115 115,164
Cornerstone Building Brands, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
04/12/28 ............ 43 41,602
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.17%
,
11/23/27 ................. 200 198,087
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
10/02/28 ............ 32 31,486
Smyrna Ready Mix Concrete LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
04/02/29
(e)
........... 53 53,205
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.65%
,
12/31/26 .................. 387 388,097
868,562
Capital Markets — 0.2%
(a)
Aretec Group, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.92%
,
08/09/30 .................. 106 106,074
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.93%
,
08/02/28 ....... 349 348,003
Axalta Coating Systems Dutch Holding B BV,
Term Loan B6 , (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.33%
,
12/20/29 .. 255 256,067
Azalea TopCo, Inc., Term Loan B , 04/24/31
(o)
. 91 90,620
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.83% , 10/22/26 .......... 216 216,412
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08% , 10/22/27 .......... 70 70,119
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.82%
,
06/30/28 ............ 218 217,624

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.07%
,
06/30/28 ............ USD 133 $ 133,392
ION Trading Finance Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.15%
,
04/01/28 ................. 85 84,941
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.06% - 10.09%
,
08/11/28 24 23,915
Osaic Holdings, Inc., Term Loan , 08/17/28
(o)
.. 191 192,041
Osaic Holdings, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.82%
,
08/17/28 .................. 211 212,171
1,951,379
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.92%
,
09/30/28 .................. 158 157,401
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.42%
,
11/24/27 ....... 67 65,369
Ascend Performance Materials Operations
LLC, Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
08/27/26 .. 58 56,963
Chemours Co. (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.82%
,
08/18/28 .................. 121 121,163
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.32%
,
12/29/27 ............ 41 34,840
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.56%
,
11/01/30 .................. 318 319,393
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93%
,
06/09/28 ............ 202 201,528
Element Solutions, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
12/18/30 .................. 275 274,791
HB Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
02/15/30 .................. 132 131,871
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.33%
,
07/03/28 ............ 128 122,521
Ineos US Finance LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.92%
,
02/18/30 .................. 53 52,668
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93% , 10/15/28 .......... 224 224,407
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.67% , 10/15/28 .......... 37 36,759
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.82%
,
03/29/28 ....... 313 309,642
Nouryon Finance BV, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.42%
,
04/03/28 .................. 213 213,696
Olympus Water US Holding Corp. Term Loan
B4 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.25%), 9.58%
,
11/09/28 ........... 174 174,972
Security
Par (000)
Par (000) Value
Chemicals (continued)
OQ Chemicals International Holding GmbH,
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.91%
,
10/14/24 .. USD 159 $ 145,318
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.83%
,
03/16/27 ........... 60 59,628
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
08/02/28 ............ 220 220,507
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.32%
,
09/22/28 .................. 341 341,170
3,264,607
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(e) (o)
... 9 9,021
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.32%
,
10/24/30
(e)
...... 61 61,150
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.17% , 05/12/28 .......... 363 362,658
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.07% , 05/12/28 .......... 42 41,932
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.32%
,
02/15/29 .................. 173 173,023
Aramark Intermediate HoldCo Corp., Term Loan
B7 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.32%
,
04/06/28 ........... 81 80,695
Aramark Intermediate HoldCo Corp., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.32%
,
06/22/30 ........... 314 313,704
Asplundh Tree Expert LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.17%
,
09/07/27 .................. 204 203,842
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.18%
,
10/08/28 .................. 189 189,397
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
11/30/28 .................. 243 243,361
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
11/30/28 .................. 18 18,275
Garda World Security Corp., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.58%
,
02/01/29 .................. 45 45,026
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/31/27 .................. 172 172,200
NEP Group, Inc., 1st Lien Term Loan ,
08/19/26
(o)
...................... 277 260,840
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.68% - 9.84%
,
12/15/28 . 159 106,945
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.58%
,
10/13/30 .. 86 85,888
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.07%
,
08/31/28 .................. 600 601,117

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.42%
,
11/02/27 .................. USD 287 $ 274,904
Vestis Corp., Term Loan B1 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.58%
,
02/22/31 .................. 173 173,109
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
10.44%
,
07/30/28 ................. 190 190,517
3,607,604
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
10/24/30 .................. 230 230,295
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82% , 03/02/29 .......... 113 107,915
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94% , 05/30/30 .......... 60 56,965
395,175
Construction & Engineering — 0.1%
(a)
AECOM, Term Loan B , 7.19%
,
04/17/31 .... 168 168,769
Brand Industrial Services, Inc., Term Loan C ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
08/01/30 ............ 549 550,294
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.92%
,
12/16/27 .................. 50 49,834
Pike Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.43%
,
01/21/28 .................. 219 219,392
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.06% - 9.07%
,
05/12/28 ............ 214 214,087
1,202,376
Construction Materials — 0.1%
(a)
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.32%
,
03/08/29 ................. 113 107,681
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.90%
,
04/29/29 .................. 259 260,357
Potters Industries LLC, Term Loan , 12/14/27
(o)
67 67,377
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.82%
,
04/14/31 ............ 79 79,028
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.57%
,
03/19/29 ............ 55 54,587
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
09/22/28 ............ 189 189,691
Summit Materials LLC, Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.80%
,
01/12/29 .................. 72 72,495
831,216
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.43% , 09/13/26 .......... 120 120,431
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.32% , 11/22/28 ........... USD 176 $ 176,417
296,848
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.82%
,
12/01/27 ....... 514 515,936
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.42%
,
10/29/28 ................. 179 175,101
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.81%
,
04/15/27 ....... 156 155,872
Pactiv Evergreen, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.68%
,
02/05/26 .................. 43 42,979
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.07%
,
07/31/26 .................. 54 53,701
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.57%
,
09/15/28 ............ 136 135,759
1,079,348
Distributors — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 7.32%
,
01/31/31 .. 285 285,895
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.34%
,
10/28/27 .................. 227 210,744
496,639
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
12/11/28 ............. 64 63,777
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.68%
,
11/24/28 ....... 257 256,365
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.30%
,
06/12/30 ................. 171 171,700
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.09%
,
01/15/27 349 340,251
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.31%
,
09/29/30 ............ 223 224,057
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.43%
,
09/01/25 ................. 108 99,160
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.07%
,
01/30/31 ............ 349 350,843
WCG Purchaser Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.43%
,
01/08/27 ............ 93 93,369
1,599,522

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan , (3-mo.
LIBOR USD at 0.00% Floor + 2.75%),
8.34%
,
01/31/26
(e)
................. USD 96 $ 89,356
Altice France SA, Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.83%
,
08/15/28 ................. 322 240,599
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.83% , 12/11/26 ........... 120 120,083
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82% , 09/27/29 .......... 124 120,124
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.82%
,
09/20/30 .................. 159 158,757
Level 3 Financing, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.88%
,
04/15/29 ................. 69 67,639
Level 3 Financing, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.88%
,
04/15/30 ................. 69 67,904
Lumen Technologies, Inc., Term Loan ,
12/31/30
(o)
...................... 9 7,914
Lumen Technologies, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.78%
,
04/15/29 ............ 80 57,597
Lumen Technologies, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.78%
,
04/15/30 ............ 82 57,418
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.68% - 9.85%
,
09/01/28 ............ 107 102,703
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
09/25/26 .................. 307 246,024
Virgin Media Bristol LLC, Facility Term Loan Q ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.69%
,
01/31/29 ............ 83 81,672
Zayo Group Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.43%
,
03/09/27 .................. 633 546,137
1,963,927
Electric Utilities — 0.0%
NRG Energy, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
04/16/31
(a)
................. 134 134,524
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.32%
,
06/23/28
(a)
........... 279 279,849
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
07/02/29
(a)
................. 217 217,658
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.43%
,
04/22/26 ........... 289 250,704
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66%
,
05/24/29 ............ 17 17,037
Security
Par (000)
Par (000) Value
Entertainment (continued)
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.55%
,
03/08/30 ............ USD 94 $ 93,793
City Football Group Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
07/21/28 .................. 178 177,523
Creative Artists Agency LLC, Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.57%
,
11/27/28 ............. 512 513,302
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.56%
,
01/15/30 . 305 305,229
Live Nation Entertainment, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.17%
,
10/19/26 ............ 394 392,797
NASCAR Holdings LLC, Term Loan , 10/19/26
(o)
85 85,407
Playtika Holding Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.18%
,
03/13/28 .................. 261 260,806
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 8.24%
,
01/23/25 ............ 190 189,965
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 217 217,519
William Morris Endeavor Entertainment
LLC, 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.18%
,
05/18/25 .................. 432 433,220
WMG Acquisition Corp., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
01/24/31 .................. 432 431,585
3,368,887
Financial Services — 0.3%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.92%
,
12/21/28 .. 305 306,113
Belron Finance LLC, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.84%
,
10/30/26 .................. 150 149,797
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.50% , 04/13/28 .......... 251 251,394
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68% , 04/18/29 .......... 246 246,221
Boost Newco Borrower LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.31%
,
01/31/31 .................. 433 433,814
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.93%
,
09/01/28 ....... 134 130,265
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.06%
,
04/09/27 ....... 533 532,459
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.32%
,
04/07/28 ...... 150 149,672
GIP Pilot Acquisition Partners LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.31%
,
10/04/30 ............ 32 32,032
HIG Finance 2 Ltd., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.82%
,
02/15/31 .................. 216 216,540

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.17%
,
12/17/27 ............ USD 174 $ 173,699
Lions Gate Capital Holdings LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.67%
,
03/24/25 ............ 191 190,029
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 8.18%
,
12/11/26 ....... 244 243,085
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.44%
,
01/31/29 ........... 54 53,833
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
10/19/27 ............ 301 302,304
3,411,257
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.18%
,
10/01/25 .. 158 151,587
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
10/10/26 .................. 28 28,420
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.68% , 10/25/27 .......... 464 466,203
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.07% , 10/25/27 .......... 73 73,159
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.67%
,
01/29/27 ....... 512 512,214
H-Food Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.69%),
9.29%
,
05/23/25 .................. 69 46,939
Nomad Foods Ltd., Facility Term Loan B4 ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.27%
,
11/13/29 ............. 110 109,870
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.81%
,
03/31/28 ............ 134 132,915
Utz Quality Foods LLC, 1st Lien Term Loan ,
01/20/28
(o)
...................... 298 298,327
1,819,634
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.17%
,
04/06/28 .. 70 69,265
Avis Budget Car Rental LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.18%
,
08/06/27 ............ 122 120,144
Genesee & Wyoming, Inc., Term Loan ,
04/10/31
(o)
...................... 248 248,015
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 11.09% - 11.10%
,
08/04/25 ..... 58 40,502
Uber Technologies, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.08%
,
03/03/30 .................. 317 319,246
797,172
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 05/10/27 .......... USD 388 $ 385,162
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.32% , 09/29/28 .......... 102 102,677
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.67%
,
11/03/28 .................. 303 302,043
Insulet Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.32%
,
05/04/28 .................. 86 86,047
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.07%
,
10/23/28 .................. 819 820,424
1,696,353
Health Care Providers & Services — 0.2%
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(a)
09/29/28
(o)
...................... 170 170,241
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07% - 9.09% , 09/29/28 ..... 31 31,046
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.83%
,
11/08/27
(a)
........... 257 257,954
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
11/01/28
(a)
................. 346 346,298
Ensemble RCM LLC, Term Loan B , 08/01/29
(a) (o)
45 45,120
EyeCare Partners LLC, Term Loan A ,
11.08%
,
08/31/28 ................. 40 40,364
EyeCare Partners LLC, Term Loan B ,
10.04%
,
11/30/28
(e)
................ 192 111,407
EyeCare Partners LLC, Term Loan C ,
12.18%
,
11/30/28
(e)
................ 5 1,401
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , 11/01/28
(a) (o)
................. 119 105,037
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.42%
,
11/01/29
(a)
..... 87 69,382
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
10/27/28
(a)
........... 172 172,467
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
12/19/30
(a)
........... 218 218,742
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
05/16/29
(a)
................. 85 85,290
1,654,749
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.57%
,
02/15/29 .................. 480 478,435
Cotiviti, Inc., Term Loan , 05/01/31
(o)
........ 430 430,357
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.41%
,
10/01/27 ............ 339 322,714
IQVIA, Inc., Term Loan B4 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.31%
,
01/02/31 .................. 185 185,261
PointClickCare Technologies, Inc., Term Loan ,
12/29/27
(e) (o)
..................... 26 26,130

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.59%
,
06/02/28 .................. USD 653 $ 648,104
Verscend Holding Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
11.50%
,
08/27/25 ................. 228 228,384
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.32%
,
10/22/29 ............ 173 173,861
2,493,246
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc., Term Loan
B , 05/18/30
(a) (o)
................... 77 77,477
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 7.57%
,
09/20/30 ........... 255 255,479
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.18%
,
02/02/26 ....... 289 279,513
Alterra Mountain Co., Term Loan B , 05/31/30
(o)
28 28,140
Alterra Mountain Co., Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.81%
,
05/31/30 .................. 130 130,507
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.84%
,
10/02/28 .................. 204 192,192
Caesars Entertainment, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
02/06/30 ............ 113 112,903
Caesars Entertainment, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.07%
,
02/06/31 ............ 604 604,302
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.32%
,
08/09/27 .................. 174 174,957
Cedar Fair LP, Term Loan B , 04/18/31
(o)
..... 64 64,000
Churchill Downs, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.42%
,
03/17/28 .................. 210 210,497
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.92%
,
04/28/29 .................. 119 119,118
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
01/27/29 ............ 602 603,519
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.56%
,
11/25/30 .................. 430 430,305
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.32%
,
11/30/29 ....... 431 431,445
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.42%
,
11/08/30 ........... 347 347,598
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.17%
,
12/15/27 .................. 381 381,791
Light and Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.07%
,
04/14/29 ........... 205 205,066
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Motion Acquisition Ltd., Facility Term Loan B ,
9.07%
,
11/12/29 .................. USD 263 $ 262,539
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.67%
,
03/09/28 .................. 127 79,721
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.17%
,
05/03/29 ............ 305 305,056
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.57%
,
01/05/29 .................. 75 75,339
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.82%
,
08/25/28 ....... 43 43,369
Station Casinos LLC, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.57%
,
03/14/31 ............ 390 389,824
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
08/03/28 .................. 412 413,586
Wyndham Hotels & Resorts, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.67%
,
05/24/30 ............ 24 24,298
6,165,064
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.81%
,
05/17/28 .................. 228 197,296
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82%
,
02/26/29 ............ 397 394,215
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
10/06/28 ............ 344 290,479
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
10/30/27 ............ 468 430,691
1,312,681
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.57%
,
07/31/30 ....... 121 121,265
Calpine Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
01/31/31 .................. 64 63,877
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.10%
,
12/15/27 ............ 206 205,635
390,777
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
05/31/30 .................. 345 345,690
JFL-Tiger Acquisition Co., Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82%
,
10/17/30 ............ 54 53,906
Minimax Viking GmbH, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.18%
,
07/31/28 ............ 21 20,930
420,526

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.82%
,
11/06/30 ........... USD 731 $ 733,208
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.68% , 02/19/28 .......... 347 347,474
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.18% , 02/19/28 .......... 47 47,443
AssuredPartners, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.82%
,
02/14/31 .................. 627 629,646
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
10/14/27 ............ 113 112,181
Hub International Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.57%
,
06/20/30 .................. 562 565,164
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
03/15/30 .................. 116 115,884
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.07%
,
09/01/27 .................. 304 304,769
Truist Insurance Holdings LLC, Term Loan B ,
05/06/31
(o)
...................... 463 463,870
USI, Inc., Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.55%
,
09/27/30 . 132 132,666
USI, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.30%
,
11/22/29 .................. 428 429,242
3,881,547
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.07%
,
01/31/31
(a)
................. 434 434,270
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.68%
,
01/31/28 ................. 120 108,975
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.68%
,
01/20/29 ................. 47 42,196
Asurion LLC, Term Loan B11 , (1-mo. CME
Term SOFR at 0.00% Floor + 4.25%),
9.67%
,
08/19/28 .................. 179 174,159
Asurion LLC, Term Loan B8 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.68%
,
12/23/26 .................. 146 142,532
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.31%
,
07/06/29 .................. 474 475,800
Go Daddy Operating Co. LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.43%
,
08/10/27 ............ 343 343,302
Go Daddy Operating Co. LLC, Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.32%
,
11/09/29 ............. 139 139,135
Modena Buyer LLC, Term Loan , 04/18/31
(o)
.. 115 112,485
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.07%
,
02/24/28 .. 514 515,342
Security
Par (000)
Par (000) Value
IT Services (continued)
Venga Finance SARL, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.35%
,
06/28/29 ................. USD 88 $ 87,587
2,141,513
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.42%
,
12/01/28
(e)
........... 58 56,861
Hayward Industries, Inc., 1st Lien Term Loan ,
05/30/28
(o)
...................... 90 89,769
Peloton Interactive, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.48%
,
05/25/27 ................. 68 67,539
214,169
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B6 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
11/08/27 .................. 104 103,841
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
07/01/30 .................. 103 102,893
Icon plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.31% , 07/03/28 .......... 256 256,428
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.33%
,
10/19/27 ............ 217 214,841
Parexel International, Inc., 1st Lien Term Loan ,
8.68%
,
11/15/28 .................. 430 431,506
Star Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.31%
,
09/27/30 .................. 174 173,892
1,283,401
Machinery — 0.4%
(a)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.57%
,
08/17/26 ................. 255 255,847
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
08/30/30 .................. 158 158,742
Clark Equipment Co., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.90%
,
04/20/29 .................. 104 103,836
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.81%
,
05/14/28
(e)
................. 83 83,492
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93% , 10/21/28 .......... 218 217,868
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68% , 10/21/28 .......... 257 258,303
Gardner Denver, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.17%
,
03/01/27 .................. 212 212,010
Gates Global LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.92%
,
03/31/27 .................. 241 242,047
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.17%
,
12/13/26 ............ 38 37,917

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Husky Injection Molding Systems Ltd., Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.32%
,
02/15/29 ...... USD 601 $ 602,825
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.30%
,
11/22/29 .................. 387 390,104
Ingersoll-Rand Services Co., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor and
0.00% Cap + 1.75%), 7.17%
,
03/01/27 ... 55 54,867
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.68%
,
06/21/28 .................. 367 366,454
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.57%
,
07/31/28 ............ 254 255,143
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.92%
,
04/05/29 .................. 299 300,621
TK Elevator Midco GmbH, Facility Term Loan
B2 , 04/30/30
(o)
.................... 668 670,921
Vertiv Group Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.93%
,
03/02/27 .................. 229 229,859
WEC US Holdings Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.07%
,
01/27/31 .................. 186 186,078
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.43%
,
10/04/28 .................. 102 102,909
4,729,843
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.67%
,
03/03/25 ............ 125 123,678
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.30%
,
12/07/30 ....... 123 120,778
Clear Channel Outdoor Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.43%
,
08/21/28 ....... 66 65,462
CSC Holdings LLC, Term Loan , (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
04/15/27 .................. 212 177,947
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.43%
,
08/02/27 ................. 92 92,348
ECL Entertainment LLC, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.07%
,
09/03/30 ............ 52 51,863
ECL Entertainment LLC, Term Loan B ,
08/31/30
(o)
...................... 34 34,081
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.82% 06/30/28 ....... 122 122,353
Sinclair Television Group, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.17%
,
04/21/29 ............ 51 38,745
Ziggo Financing Partnership, Facility Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.94%
,
04/30/28 ............ 111 109,489
936,744
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ecopetrol SA, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
10.00%
,
09/06/30
(e)
................ USD 450 $ 464,400
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
12/21/28 ............ 522 518,603
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.92%
,
09/19/29 ............ 35 35,482
Medallion Midland Acquisition LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
10/18/28 ............ 297 297,678
Murphy Oil USA, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.18%
,
01/31/28 .................. 44 44,307
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.33%
,
10/30/28 ................. 259 260,369
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.44%
,
10/05/28 .. 263 263,493
1,884,332
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.34%
,
04/20/28 ................. 234 243,515
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.83%
,
03/21/31
(e)
................. 219 220,369
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.07% , 01/29/27 .......... 204 204,171
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.60% , 02/15/28 .......... 125 125,230
(6-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.77% , 06/04/29 .......... 155 155,452
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.73%
,
06/21/27 ................. 247 253,541
United AirLines, Inc., Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.08%
,
02/22/31 .................. 220 220,618
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.42%
,
12/11/26 .................. 12 11,928
1,434,824
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.82%
,
05/04/28 ............ 175 175,020
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 9.55%
,
02/28/28 ....... 220 220,482
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.67%
,
02/01/27 ................. 149 124,332
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.43%
,
02/22/28 ............ 264 263,844
Elanco Animal Health, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.16%
,
08/01/27 .................. 258 257,621

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.43%
,
05/05/28 ............ USD 338 $ 339,507
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
06/02/28 .................. 207 207,509
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
04/20/29 .................. 89 88,609
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.40%
,
11/18/27 ............. 132 129,800
1,806,724
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.93%
,
02/04/28 .................. 276 276,521
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
06/02/28 .................. 459 441,747
Dayforce, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
03/03/31
(e)
................. 300 300,375
Dun & Bradstreet Corp. (The), Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.07%
,
01/18/29 ............ 977 978,586
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.66%
,
07/06/29 ....... 70 70,502
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.66%
,
07/06/29 .................. 163 162,954
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.17%
,
04/28/28 ....... 302 302,066
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08%
,
04/29/29 ............ 136 122,162
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.17%
,
11/16/26 .................. 144 144,326
Trans Union LLC, Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
12/01/28 .................. 397 396,912
VS Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.57%
,
04/12/31 .................. 345 345,316
3,541,467
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.18% , 08/21/25 .......... 13 13,089
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 01/31/30
(e)
......... 70 69,914
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07% , 01/31/30
(e)
......... 56 56,000
139,003
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.06%
,
07/06/29 .................. USD 130 $ 130,472
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 .................. 301 301,069
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.84%
,
12/02/28 .................. 67 66,715
498,256
Software — 0.7%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.81%
,
02/24/31 ............ 516 519,679
Barracuda Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 59 59,300
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
09/21/28 ............ 303 303,083
Cloud Software Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.93%
,
03/21/31 ....... 175 174,606
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
03/30/29 ............ 866 865,867
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
10/08/28 .................. 116 115,455
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.42%
,
10/08/29 ................. 122 116,968
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.62%
,
12/01/28 ................. 38 38,059
E2open LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
02/04/28 .................. 45 45,126
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
10/09/29 ............ 429 430,432
Epicor Software Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
07/30/27 .................. 172 172,479
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
09/12/29 .................. 338 338,151
Genesys Cloud Services Holdings I LLC, Term
Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82% , 12/01/27 .......... 375 376,333
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18% , 12/01/27 .......... 122 122,304
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08%
,
07/18/30 ............ 106 106,022
Informatica LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.18%
,
10/27/28 .................. 390 390,035
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.59%
,
07/27/28 ............ 100 49,948

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.84%
,
07/27/29 ............ USD 259 $ 71,230
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.16%
,
03/01/29 .................. 415 414,632
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.57%
,
05/03/28 .................. 302 300,636
MH Sub I LLC, 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.57%
,
02/23/29 ................. 174 171,597
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
08/31/28 .................. 559 561,559
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
04/24/28 .................. 664 639,769
Severin Acquisition LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.33%
,
08/01/27 ............ 170 170,835
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.18%
,
04/16/25 ........... 24 24,290
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.18%
,
04/16/25 ........... 23 22,934
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.82%
,
02/10/31 .................. 511 513,629
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
07/20/28 ............ 32 31,729
7,146,687
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
10.00%
,
03/31/26
(e)
................ 90 89,828
LS Group Opco Acquisition LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.32%
,
04/23/31 ............ 72 72,110
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.50%), 9.82%
,
05/04/28 .. 446 447,050
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
02/11/28 .................. 259 254,963
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93% , 10/20/28 .......... 46 44,542
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 10/20/28 .......... 136 133,260
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.17%
,
02/08/28 ............ 21 19,205
1,060,958
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.55% -
7.57%
,
02/20/29 .................. USD 60 $ 60,492
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
03/08/30 .................. 41 40,528
101,020
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
05/19/28 .................. 175 175,350
Core & Main LP, Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.92%
,
07/27/28
(e)
................. 431 433,025
Core & Main LP, Term Loan C , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.57%
,
02/09/31
(e)
................. 73 73,000
Foundation Building Materials, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.32% - 9.33%
,
01/29/31 ....... 344 346,257
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 06/02/28 .......... 74 73,993
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93% , 06/02/28 .......... 431 434,468
TMK Hawk Parent Corp., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.57%
,
06/30/29
(e)
................ 135 115,365
1,651,458
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18% , 09/22/28 .......... 160 160,442
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82% , 09/22/28 .......... 113 113,252
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.67%
,
12/15/26
(e)
................ 104 103,632
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.56%
,
03/17/30 .................. 59 59,643
436,969
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
04/30/28 ............ 116 115,821
SBA Senior Finance II LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
01/25/31 .................. 214 214,840
330,661
Total Floating Rate Loan Interests — 7 .5%
(Cost: $ 81,572,899 ) ............................... 81,357,268
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
............. 306 308,456

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chile — 0.0%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
USD 105 $ 102,638
Empresa Nacional del Petroleo , 6.15%
,
05/10/33
(b)
...................... 225 222,820
325,458
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021 .................... GBP 126 112,871
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024 ......... EUR 100 107,240
220,111
France — 0.1%
Electricite de France SA
(a)(c)(j)
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 200 212,990
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 400 487,324
700,314
Hungary — 0.0%
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29
(c)
...................... EUR 380 423,988
Indonesia — 0.0%
Pertamina Persero PT , 3.65%
,
07/30/29
(c)
... USD 392 356,352
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (c) (j)
................ EUR 400 425,126
Italy — 0.0%
Poste Italiane SpA , (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(a) (c) (j)
....... 167 152,621
Mexico — 0.1%
Petroleos Mexicanos
4.25% , 01/15/25 .................. USD 30 29,353
8.75% , 06/02/29 .................. 325 314,338
5.95% , 01/28/31 .................. 298 235,494
6.70% , 02/16/32 .................. 210 172,011
751,196
Morocco — 0.1%
OCP SA
6.75% , 05/02/34
(b)
................. 275 270,944
5.13% , 06/23/51
(c)
................. 217 157,054
7.50% , 05/02/54
(b)
................. 232 225,272
653,270
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA ,
5.13%
,
08/11/61
(b)
................. 200 141,125
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(c)
...................... 200 196,948
Total Foreign Agency Obligations — 0 .4%
(Cost: $ 4,878,181 ) ............................... 4,654,965
Foreign Government Obligations
Brazil — 0.0%
Federative Republic of Brazil , 7.13%
,
05/13/54 229 218,466
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ 268 222,608
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Republic of Colombia
4.50% , 01/28/26 .................. USD 284 $ 274,060
3.88% , 03/22/26 .................. EUR 134 140,900
3.13% , 04/15/31 .................. USD 214 164,887
8.00% , 04/20/33 .................. 256 259,968
8.00% , 11/14/35 .................. 200 201,100
1,040,915
Costa Rica — 0.0%
Republic of Costa Rica , 6.55%
,
04/03/34
(c)
... 230 232,185
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
................. 387 379,647
4.50% , 01/30/30
(b)
................. 383 341,445
4.88% , 09/23/32
(b)
................. 306 267,941
989,033
Egypt — 0.0%
Arab Republic of Egypt
7.63% , 05/29/32
(c)
................. 228 189,311
7.50% , 02/16/61
(b)
................. 200 136,313
325,624
Guatemala — 0.1%
Republic of Guatemala
(b)
7.05% , 10/04/32 .................. 380 388,194
6.60% , 06/13/36 .................. 225 220,148
608,342
Honduras — 0.0%
Republic of Honduras , 5.63%
,
06/24/30
(b)
.... 150 128,484
Hungary — 0.1%
Hungary Government Bond
(b)
5.25% , 06/16/29 .................. 355 343,463
5.50% , 03/26/36 .................. 200 186,780
530,243
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III ,
4.40%
,
06/06/27
(b)
................. 240 233,400
Republic of Indonesia , 6.75%
,
01/15/44
(c)
.... 387 433,077
666,477
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(c)
6.38% , 03/03/28 .................. 303 294,069
5.88% , 10/17/31 .................. EUR 291 280,105
574,174
Jordan — 0.0%
Hashemite Kingdom of Jordan , 4.95%
,
07/07/25
(c)
...................... USD 200 191,950
Kenya — 0.0%
Republic of Kenya , 9.75%
,
02/16/31
(b)
...... 292 292,821
Mexico — 0.1%
United Mexican States
3.75% , 01/11/28 .................. 218 203,694
2.66% , 05/24/31 .................. 330 267,815
6.35% , 02/09/35 .................. 270 268,819
6.40% , 05/07/54 .................. 216 202,716
943,044
Montenegro — 0.0%
Republic of Montenegro , 2.88%
,
12/16/27
(c)
.. EUR 191 186,191

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Morocco — 0.0%
Kingdom of Morocco , 2.38%
,
12/15/27
(c)
.... USD 256 $ 224,512
Nigeria — 0.0%
Federal Republic of Nigeria , 7.63%
,
11/28/47
(c)
200 148,875
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 182 202,910
Oman — 0.1%
(c)
Oman Government Bond , 6.75%
,
01/17/48 .. USD 554 547,989
Oman Sovereign Sukuk SAOC , 4.40%
,
06/01/24 ....................... 240 239,325
787,314
Panama — 0.0%
Republic of Panama , 6.40%
,
02/14/35 ...... 200 183,200
Paraguay — 0.0%
Republic of Paraguay , 2.74%
,
01/29/33
(c)
.... 398 312,803
Peru — 0.0%
Republic of Peru , 1.86%
,
12/01/32 ........ 406 297,903
Poland — 0.0%
Republic of Poland
4.88% , 10/04/33 .................. 75 71,443
5.50% , 04/04/53 .................. 235 222,336
293,779
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 72 69,804
2.88% , 03/11/29
(c)
................. EUR 330 323,262
2.50% , 02/08/30
(c)
................. 350 326,363
2.12% , 07/16/31
(c)
................. 351 301,777
1,021,206
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
................. USD 315 300,636
5.00% , 01/18/53
(b)
................. 200 169,600
470,236
Senegal — 0.0%
Republic of Senegal , 6.25%
,
05/23/33
(c)
..... 272 229,925
South Africa — 0.1%
Republic of South Africa
5.88% , 04/20/32 .................. 200 177,750
5.00% , 10/12/46 .................. 279 181,699
359,449
Ukraine — 0.0%
Ukraine Government Bond
(d)(h)
7.75% , 09/01/25
(c)
................. 181 56,563
8.99% , 02/01/26
(c)
................. 352 110,880
7.75% , 09/01/26
(c)
................. 45 12,915
7.25% , 03/15/35
(b)
................. 326 80,000
260,358
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.75%
,
10/28/34 266 270,479
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond ,
7.85%
,
10/12/28
(b)
................. 200 204,640
Total Foreign Government Obligations — 1 .1%
(Cost: $ 13,446,022 ) ............................... 12,418,146
Security
Shares
Shares Value
Investment Companies
(p)
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 1,733,389 $ 16,831,209
iShares Core Dividend Growth ETF ....... 1,313,091 73,467,441
Total Investment Companies — 8 .4%
(Cost: $ 87,345,561 ) ............................... 90,298,650
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.82%, 11/25/46 . USD 61 47,193
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.81%, 07/25/46 ................ 128 106,974
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.71%, 04/25/47 ................ 156 135,397
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ......... 28 19,404
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 2,000 1,850,819
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.87%,
10/25/39
(a) (b)
..................... 873 876,078
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (l)
..... 1,459 1,343,372
4,379,237
Commercial Mortgage-Backed Securities — 2.4%
(a)
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 7.59%, 04/15/35
(b)
...... 540 528,626
BAMLL Commercial Mortgage Securities
Trust, Series 2018-DSNY, Class D, (1-mo.
CME Term SOFR at 1.95% Floor + 2.00%),
7.32%, 09/15/34
(b)
................. 1,058 1,058,736
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(b)
........... 200 140,270
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.14%, 10/15/35
(b)
................. 946 70,950
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.04%, 09/15/38
(b)
................. 325 320,937
BX Commercial Mortgage Trust
(b)
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.35%, 02/15/33 ................ 973 956,585
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.59%, 02/15/33 ................ 571 563,519
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.69%, 02/15/33 ................ 460 458,780
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.24%, 06/15/38 ................ 635 632,009

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.68%,
10/15/38 ..................... USD 757 $ 748,225
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.21%, 06/15/27 ................ 480 482,400
BX Trust
(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.58%, 10/15/36 ................ 555 533,494
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 133 126,690
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 395 375,760
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 01/15/34 ................ 261 257,273
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 01/15/34 ................ 406 399,966
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
9.04%, 06/15/36 ................ 536 497,176
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.38%, 08/15/43 ................ 1,183 1,186,215
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.01%, 05/15/38 ................ 1,500 1,515,000
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(b)
...................... 281 185,676
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.76%,
08/15/36
(b)
...................... 600 597,750
CSMC Trust
(b)
Series 2021-980M, Class E, 3.65%,
07/15/31 ..................... 125 109,791
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 11/15/38 ................ 97 95,696
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.46%, 09/09/24 ................ 1,000 1,006,102
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.62%, 05/15/35
(b)
...... 402 393,908
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. CME Term SOFR at
3.12% Floor + 3.23%), 8.55%, 11/15/38
(b)
. 265 255,375
Extended Stay America Trust, Series 2021-
ESH, Class F, (1-mo. CME Term SOFR at
3.70% Floor + 3.81%), 9.14%, 07/15/38
(b)
. 207 206,364
GS Mortgage Securities Corp. II, Series 2023-
SHIP, Class E, 7.68%, 09/10/38
(b)
....... 1,400 1,379,703
GS Mortgage Securities Corp. Trust, Series
2022-AGSS, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.69%), 8.01%,
11/15/27
(b)
...................... 695 695,553
HONO Mortgage Trust
(b)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.79%, 10/15/36 ................ 174 162,827
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.84%, 10/15/36 ................ USD 157 $ 144,696
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.57%, 10/15/39
(b)
. 1,340 1,339,208
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.95%, 09/06/38 ..... 1,000 910,449
Series 2022-OPO, Class D, 3.56%, 01/05/39 250 181,250
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 03/15/38
(b)
........... 605 583,368
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.17%, 08/15/34
(b)
............... 151 112,631
Med Trust
(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.44%, 11/15/38 ................ 995 992,736
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.69%, 11/15/38 ............... 613 611,525
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.54%, 12/15/34
(b)
................. 287 270,061
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.39%, 07/15/38
(b)
. 138 136,023
Morgan Stanley Capital I Trust
Series 2018-H3, Class C, 5.01%, 07/15/51 160 140,718
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
238 149,606
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR at 2.80% Floor + 2.85%),
8.17%, 07/15/35
(b)
............... 340 337,025
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.62%, 03/15/39
(b)
. 317 297,980
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.59%, 08/19/35
(b)
................. 1,000 1,001,183
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.79%, 07/15/38
(b)
100 22,565
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(b)
................. 750 754,219
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 5.11%, 01/15/59 ... 250 233,809
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.11%,
11/15/27
(b)
...................... 1,113 1,118,565
25,278,973

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39 ....................... USD 61,975 $ 1,816
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.45%,
10/15/48 ....................... 4,650 75,999
77,815
Total Non-Agency Mortgage-Backed Securities — 2 .8%
(Cost: $ 31,206,820 ) ............................... 29,736,025
Preferred Securities
Capital Trusts — 0.8%
Banks — 0.2%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 200 211,572
PNC Financial Services Group, Inc. (The) ,
Series T , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ......................... USD 800 689,671
US Bancorp , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ......................... 1,080 929,426
1,830,669
Capital Markets — 0.2%
(a)(j)
Bank of New York Mellon Corp. (The) , Series
H , (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% .. 725 677,384
Charles Schwab Corp. (The)
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ....................... 375 345,513
Series H , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ....................... 680 553,434
1,576,331
Consumer Finance — 0.2%
(a)(j)
Ally Financial, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ............ 800 679,137
American Express Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% ................... 515 469,879
Capital One Financial Corp. , Series M , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ...... 1,050 904,766
Discover Financial Services , Series C , (3-mo.
CME Term SOFR + 3.34%), 5.50% ...... 800 669,404
2,723,186
Electric Utilities — 0.1%
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a) (j)
.......... 959 918,717
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (j)
...................... 124 122,484
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP
(a)(j)
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ....................... 70 67,924
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ....................... USD 925 $ 888,106
956,030
Total Capital Trusts — 0 .8%
(Cost: $ 8,910,300 ) ............................... 8,127,417
Shares
Shares
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 3,490 277,252
Total Preferred Stocks — 0 .0%
(Cost: $ 272,890 ) ................................. 277,252
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (3-mo. CME Term
SOFR at 14.50% Cap + 1.81%),
7.14% , 12/21/65
(a) (b)
................ 796,000 628,322
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (3-mo. CME
Term SOFR at 14.50% Cap + 2.06%),
7.39% , 12/21/65
(a) (b)
................ 397,000 319,259
Total Trust Preferreds — 0 .1%
(Cost: $ 1,159,798 ) ............................... 947,581
Total Preferred Securities — 0 .9%
(Cost: $ 10,342,988 ) ............................... 9,352,250
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class
CFX , (1-mo. LIBOR USD + 0.00%),
3.79% , 04/25/28
(a) (b)
................ 334 282,525
Total U.S. Government Sponsored Agency Securities — 0 .0%
(Cost: $ 326,683 ) ................................. 282,525
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/25 .................. 5,758 5,748,458
U.S. Treasury Inflation Linked Notes ,
0.25% , 01/15/25 .................. 5,878 5,779,252
Total U.S. Treasury Obligations — 1 .1%
(Cost: $ 11,555,838 ) ............................... 11,527,710
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Carnelian Point Holdings LP (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(d) (e)
....................... 501 —

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(d)
..... 119 $ 2,049
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 2,049
Total Long-Term Investments — 96.4%
(Cost: $ 1,033,616,161 ) ............................ 1,038,179,712
Short-Term Securities
Money Market Funds — 14.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.18%
(p) (q)
.................. 155,282,224 155,282,224
Total Short-Term Securities — 14 .4%
(Cost: $ 155,282,224 ) .............................. 155,282,224
Total Investments — 110 .8%
(Cost: $ 1,188,898,385 ) ............................ 1,193,461,936
Liabilities in Excess of Other Assets — (10.8) % ............ (116,246,145)
Net Assets — 100.0% ...............................
$ 1,077,215,791
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $81,235, representing less than 0.05% of its net assets as of period end, and an original cost of $44,014.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Convertible security.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 118,668,905 $ 36,613,319
(a)
$ — $ — $ — $ 155,282,224 155,282,224 $ 2,161,319 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ 40,024,885 — (40,027,468)
(a)
4,915 (2,332) — — 229,442
(c)
—
BlackRock Allocation Target
Shares - BATS Series A
(b)
. 27,691,088 — (27,580,310) (2,205,343) 2,094,565 — — 342,760 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 11,022,489 30,041,574 (24,394,579) (133,118) 294,843 16,831,209 1,733,389 1,041,534 —
iShares Core Dividend Growth
ETF ................ 55,386,619 135,382,923 (119,979,859) (214,314) 2,892,072 73,467,441 1,313,091 637,460 —
iShares Core S&P 500 ETF
(b)
. — 21,626,369 (23,404,521) 1,778,152 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... 39,386,612 11,363,970 (51,725,360) (439,769) 1,414,547 — — 1,293,545 —
$ (1,209,477) $ 6,693,695 $ 245,580,874 $ 5,706,060 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 472 06/06/24 $ 65,524 $ (1,223,101)
U.S. Treasury 10-Year Note ................................................... 2 06/18/24 215 (5,347)
U.S. Treasury Ultra Bond ..................................................... 5 06/18/24 598 (32,104)
S&P 500 E-Mini Index ....................................................... 369 06/21/24 93,486 (716,554)
U.S. Treasury 5-Year Note .................................................... 483 06/28/24 50,609 (1,009,116)
(2,986,222)
Short Contracts
EUR Currency ............................................................ 231 06/17/24 30,892 697,540
GBP Currency ............................................................ 450 06/17/24 35,176 797,050
JPY Currency ............................................................ 33 06/17/24 2,635 196,543
U.S. Treasury 10-Year Note ................................................... 226 06/18/24 24,288 689,656
U.S. Treasury Long Bond ..................................................... 1 06/18/24 114 3,983
U.S. Treasury 2-Year Note .................................................... 1 06/28/24 203 1,943
2,386,715
$ (599,507)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 120,000 USD 128,076 UBS AG 05/15/24 $ 55
USD 311,060 EUR 290,000 Bank of America NA 05/15/24 1,410
USD 32,050 EUR 30,000 UBS AG 05/15/24 17
USD 302,260 EUR 278,030 Barclays Bank plc 05/16/24 5,378
USD 192,067 EUR 175,937 Citibank NA 05/16/24 4,201
USD 2,863,911 EUR 2,605,614 Royal Bank of Canada 05/16/24 81,632
AED 4,000 USD 1,089 Natwest Markets plc 07/12/24 —
EUR 9,000 USD 9,604 Natwest Markets plc 07/12/24 31
EUR 16,000 USD 17,085 Standard Chartered Bank 07/12/24 43
GBP 70,000 USD 87,092 Standard Chartered Bank 07/12/24 410
USD 119,550 AED 439,000 Standard Chartered Bank 07/12/24 6
USD 30,822 AUD 47,000 Natwest Markets plc 07/12/24 311
USD 84,700 CAD 116,000 Natwest Markets plc 07/12/24 335
USD 49,893 CHF 45,000 Natwest Markets plc 07/12/24 533
USD 1,104 CHF 1,000 Standard Chartered Bank 07/12/24 7
USD 291,496 EUR 271,000 Standard Chartered Bank 07/12/24 1,379
USD 92,776 GBP 74,000 Standard Chartered Bank 07/12/24 273
USD 84,337 JPY 12,945,000 Natwest Markets plc 07/12/24 1,353
USD 20,168 JPY 3,127,000 Standard Chartered Bank 07/12/24 122
97,496
USD 340,920 EUR 320,000 Barclays Bank plc 05/15/24 (763)
USD 106,669 EUR 100,000 HSBC Bank plc 05/15/24 (107)
USD 38,334,186 EUR 36,000,000 Standard Chartered Bank 05/15/24 (105,124)
USD 7,074,285 GBP 5,680,000 BNP Paribas SA 05/15/24 (23,628)
USD 174,476 GBP 140,000 HSBC Bank plc 05/15/24 (473)
EUR 974,432 USD 1,059,970 UBS AG 05/16/24 (19,469)
AUD 32,000 USD 20,916 Natwest Markets plc 07/12/24 (143)
CAD 232,000 USD 169,508 Natwest Markets plc 07/12/24 (779)
CHF 6,000 USD 6,633 Natwest Markets plc 07/12/24 (52)
EUR 9,000 USD 9,660 Natwest Markets plc 07/12/24 (25)
EUR 61,000 USD 65,401 Standard Chartered Bank 07/12/24 (97)
GBP 5,000 USD 6,256 Natwest Markets plc 07/12/24 (6)
JPY 9,267,000 USD 61,291 Natwest Markets plc 07/12/24 (1,885)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 1,130,000 USD 7,410 Standard Chartered Bank 07/12/24 $ (166)
NZD 303,000 USD 181,258 Natwest Markets plc 07/12/24 (2,715)
SGD 11,000 USD 8,156 Standard Chartered Bank 07/12/24 (70)
USD 32,681 CAD 45,000 Natwest Markets plc 07/12/24 (47)
USD 7,470 EUR 7,000 Natwest Markets plc 07/12/24 (23)
USD 1,239 GBP 1,000 Natwest Markets plc 07/12/24 (11)
USD 27,130 HKD 212,000 Standard Chartered Bank 07/12/24 (29)
KRW 29,785,000 USD 22,107 Natwest Markets plc 07/15/24 (534)
(156,146)
$ (58,650)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5 .00 % Quarterly
Goldman Sachs
International 06/20/29 NR EUR 285 $ 39,523 $ 33,464 $ 6,059
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 121 16,935 16,418 517
Sunrise HoldCo IV BV .. 5 .00 Quarterly Bank of America NA 06/20/29 B EUR 59 6,819 6,008 811
Sunrise HoldCo IV BV .. 5 .00 Quarterly Deutsche Bank AG 06/20/29 B EUR 35 3,974 3,415 559
Sunrise HoldCo IV BV .. 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B EUR 94 10,794 11,526 (732)
Ziggo Bond Co. BV .... 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 67 3,809 5,475 (1,666)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 91 5,204 4,314 890
$ 87,058 $ 80,620 $ 6,438
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 875 $ 1,153 $ (646) $ 1,799
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 500 1,699 (3,218) 4,917
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 1,500 (1,491) (176) (1,315)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 425 (2,912) (2,318) (594)
$ (1,551) $ (6,358) $ 4,807

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 150,332,739 $ — $ 150,332,739
Common Stocks
Aerospace & Defense .................................... 3,189,906 1,628,045 — 4,817,951
Air Freight & Logistics .................................... 2,128,136 — — 2,128,136
Automobile Components .................................. 487,712 — — 487,712
Automobiles .......................................... 980,951 — — 980,951
Banks ............................................... 10,856,150 1,954,575 10 12,810,735
Beverages ........................................... 360,927 2,482,125 — 2,843,052
Biotechnology ......................................... 2,851,567 — — 2,851,567
Broadline Retail ........................................ 620,507 — — 620,507
Building Products ....................................... 3,034,799 — — 3,034,799
Capital Markets ........................................ 6,056,352 — — 6,056,352
Chemicals ............................................ 1,053,051 2,180,115 — 3,233,166
Commercial Services & Supplies ............................. 2,653,896 — — 2,653,896
Communications Equipment ................................ 1,246,332 — — 1,246,332
Construction & Engineering ................................ — 105,954 — 105,954
Consumer Finance ...................................... 297,474 — — 297,474
Consumer Staples Distribution & Retail ........................ 3,603,916 — — 3,603,916
Containers & Packaging .................................. 2,053,862 — — 2,053,862
Distributors ........................................... 169,654 — — 169,654
Diversified REITs ....................................... 530,777 1,808,776 — 2,339,553
Diversified Telecommunication Services ........................ 3,546,897 3,291,644 — 6,838,541
Electric Utilities ........................................ 5,735,725 482,529 — 6,218,254
Electrical Equipment ..................................... 2,516,477 — — 2,516,477
Electronic Equipment, Instruments & Components ................. 860,214 — — 860,214
Energy Equipment & Services .............................. 2,873,813 — — 2,873,813
Financial Services ...................................... 4,253,215 — 77,785 4,331,000
Food Products ......................................... 4,380,036 3,025,158 — 7,405,194
Gas Utilities ........................................... — 89,709 — 89,709
Ground Transportation ................................... 3,099,272 55,046 — 3,154,318

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ 3,384,915 $ 751,354 $ — $ 4,136,269
Health Care Providers & Services ............................ 9,899,708 24,220 — 9,923,928
Health Care REITs ...................................... 4,869,372 2,163,341 — 7,032,713
Hotels, Restaurants & Leisure .............................. 474,819 — — 474,819
Household Durables ..................................... 988,409 1,445,825 — 2,434,234
Household Products ..................................... — 261,533 — 261,533
Independent Power and Renewable Electricity Producers ............ 41,345 — — 41,345
Industrial Conglomerates .................................. — 240,911 — 240,911
Industrial REITs ........................................ 3,460,417 2,853,223 — 6,313,640
Insurance ............................................ 4,842,773 2,598,295 — 7,441,068
Interactive Media & Services ............................... 2,416,695 — — 2,416,695
IT Services ........................................... 3,702,523 221,120 — 3,923,643
Leisure Products ....................................... 603,192 — — 603,192
Life Sciences Tools & Services .............................. 409,296 — — 409,296
Machinery ............................................ 3,287,898 576,224 — 3,864,122
Media ............................................... 2,077,459 935,981 57,015 3,070,455
Metals & Mining ........................................ 324,523 — — 324,523
Multi-Utilities .......................................... 2,019,466 376,961 — 2,396,427
Office REITs .......................................... 2,547,191 — — 2,547,191
Oil, Gas & Consumable Fuels ............................... 5,496,324 5,757,108 5 11,253,437
Personal Care Products .................................. 273,198 2,007,160 — 2,280,358
Pharmaceuticals ....................................... 2,825,553 12,112,147 — 14,937,700
Professional Services .................................... 6,974,518 2,553,968 — 9,528,486
Real Estate Management & Development ....................... 446,822 3,544,536 — 3,991,358
Residential REITs ....................................... 3,883,857 — — 3,883,857
Retail REITs .......................................... — 2,095,937 — 2,095,937
Semiconductors & Semiconductor Equipment .................... 5,391,058 3,687,340 — 9,078,398
Software ............................................. 8,448,635 — — 8,448,635
Specialized REITs ...................................... 11,661,831 — — 11,661,831
Specialty Retail ........................................ 735,192 — — 735,192
Technology Hardware, Storage & Peripherals .................... 3,733,288 1,865,724 — 5,599,012
Textiles, Apparel & Luxury Goods ............................ 450,577 2,908,129 — 3,358,706
Tobacco ............................................. 2,180,202 1,506,564 — 3,686,766
Trading Companies & Distributors ............................ 267,480 — — 267,480
Transportation Infrastructure ............................... 265,018 1,968,923 — 2,233,941
Water Utilities ......................................... — 97,775 — 97,775
Wireless Telecommunication Services ......................... — 629,888 — 629,888
Corporate Bonds ........................................ — 116,024,283 — 116,024,283
Equity-Linked Notes ...................................... — 293,631,088 — 293,631,088
Fixed Rate Loan Interests
Health Care Technology .................................. — 111,964 — 111,964
Media ............................................... — 113,550 88,650 202,200
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,919,935 — 2,919,935
Automobile Components .................................. — 1,018,244 — 1,018,244
Automobiles .......................................... — — 259,832 259,832
Beverages ........................................... — 801,897 — 801,897
Broadline Retail ........................................ — 906,457 — 906,457
Building Products ....................................... — 815,357 53,205 868,562
Capital Markets ........................................ — 1,951,379 — 1,951,379
Chemicals ............................................ — 3,264,607 — 3,264,607
Commercial Services & Supplies ............................. — 3,537,433 70,171 3,607,604
Communications Equipment ................................ — 395,175 — 395,175
Construction & Engineering ................................ — 1,202,376 — 1,202,376
Construction Materials .................................... — 831,216 — 831,216
Consumer Staples Distribution & Retail ........................ — 296,848 — 296,848
Containers & Packaging .................................. — 1,079,348 — 1,079,348
Distributors ........................................... — 496,639 — 496,639
Diversified Consumer Services .............................. — 1,599,522 — 1,599,522
Diversified Telecommunication Services ........................ — 1,874,571 89,356 1,963,927
Electric Utilities ........................................ — 134,524 — 134,524
Electrical Equipment ..................................... — 279,849 — 279,849
Electronic Equipment, Instruments & Components ................. — 217,658 — 217,658
Entertainment ......................................... — 3,368,887 — 3,368,887
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ — $ 3,411,257 $ — $ 3,411,257
Food Products ......................................... — 1,819,634 — 1,819,634
Ground Transportation ................................... — 797,172 — 797,172
Health Care Equipment & Supplies ........................... — 1,696,353 — 1,696,353
Health Care Providers & Services ............................ — 1,541,941 112,808 1,654,749
Health Care Technology .................................. — 2,467,116 26,130 2,493,246
Hotel & Resort REITs .................................... — 77,477 — 77,477
Hotels, Restaurants & Leisure .............................. — 6,165,064 — 6,165,064
Household Durables ..................................... — 1,312,681 — 1,312,681
Independent Power and Renewable Electricity Producers ............ — 390,777 — 390,777
Industrial Conglomerates .................................. — 420,526 — 420,526
Insurance ............................................ — 3,881,547 — 3,881,547
Interactive Media & Services ............................... — 434,270 — 434,270
IT Services ........................................... — 2,141,513 — 2,141,513
Leisure Products ....................................... — 157,308 56,861 214,169
Life Sciences Tools & Services .............................. — 1,283,401 — 1,283,401
Machinery ............................................ — 4,646,351 83,492 4,729,843
Media ............................................... — 936,744 — 936,744
Oil, Gas & Consumable Fuels ............................... — 1,419,932 464,400 1,884,332
Passenger Airlines ...................................... — 1,214,455 220,369 1,434,824
Pharmaceuticals ....................................... — 1,806,724 — 1,806,724
Professional Services .................................... — 3,241,092 300,375 3,541,467
Real Estate Management & Development ....................... — 13,089 125,914 139,003
Semiconductors & Semiconductor Equipment .................... — 498,256 — 498,256
Software ............................................. — 7,146,687 — 7,146,687
Specialty Retail ........................................ — 971,130 89,828 1,060,958
Textiles, Apparel & Luxury Goods ............................ — 101,020 — 101,020
Trading Companies & Distributors ............................ — 1,030,068 621,390 1,651,458
Transportation Infrastructure ............................... — 333,337 103,632 436,969
Wireless Telecommunication Services ......................... — 330,661 — 330,661
Foreign Agency Obligations ................................. — 4,654,965 — 4,654,965
Foreign Government Obligations .............................. — 12,418,146 — 12,418,146
Investment Companies .................................... 90,298,650 — — 90,298,650
Non-Agency Mortgage-Backed Securities ........................ — 29,736,025 — 29,736,025
Preferred Securities ....................................... — 9,352,250 — 9,352,250
U.S. Government Sponsored Agency Securities .................... — 282,525 — 282,525
U.S. Treasury Obligations ................................... — 11,527,710 — 11,527,710
Warrants .............................................. 2,049 — — 2,049
Short-Term Securities
Money Market Funds ...................................... 155,282,224 — — 155,282,224
$ 413,408,095 $ 777,152,613 $ 2,901,228 $ 1,193,461,936
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 8,836 $ — $ 8,836
Foreign currency exchange contracts ............................ 1,691,133 97,496 — 1,788,629
Interest rate contracts ....................................... 695,582 6,716 — 702,298
Liabilities
Credit contracts ........................................... — (2,398) — (2,398)
Equity contracts ........................................... (716,554) — — (716,554)
Foreign currency exchange contracts ............................ — (156,146) — (156,146)
Interest rate contracts ....................................... (2,269,668) (1,909) — (2,271,577)
$ (599,507) $ (47,405) $ — $ (646,912)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Dynamic High Income Portfolio

Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate